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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                          Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2014 through July 31, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                        Pioneer Solutions - Conservative Fund
                        Pioneer Solutions - Balanced Fund
                        Pioneer Solutions - Growth Fund

                        (Formerly Pioneer Ibbotson Asset Allocation Series)

--------------------------------------------------------------------------------
                        Annual Report | July 31, 2015
--------------------------------------------------------------------------------

                        Ticker Symbols:

                                  Conservative   Balanced   Growth
                        Class        Fund          Fund      Fund
                        -----        ----          ----      ----
                         A           PIAVX         PIALX     GRAAX
                         C           PICVX         PIDCX     GRACX
                         R           PSMRX         BALRX     SOGRX
                         Y           IBBCX         IMOYX     IBGYX

                        [LOGO] PIONEER
                               Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                              2

Portfolio Management Discussion                                                 4

Fund Reviews                                                                   10

Comparing Ongoing Fund Expenses                                                12

Prices and Distributions                                                       18

Portfolio Summary & Performance Update                                         21

Schedule of Investments                                                        36

Financial Statements                                                           50

Notes to Financial Statements                                                  71

Report of Independent Registered Public Accounting Firm                       102

Trustees, Officers and Service Providers                                      104

                             Pioneer Solutions Funds | Annual Report | 7/31/15 1

President's Letter

In the second half of 2015, two main issues have been dominating the attention of global investors and policymakers alike, and shaping the current investment environment: The Federal Reserve System's (the Fed's) deliberations over when to begin normalizing interest rates in the U.S., and the increasing divergence in economic activity around the globe. As 2015 began, market expectations were that the Fed would likely begin raising interest rates by the middle of the year, but a sluggish gross domestic product report in the first calendar quarter as well as relatively benign inflation and wage growth contributed to the Fed's taking a more cautionary approach and delaying the start of its rate-hike cycle. At the same time, however, the U.S. labor market has continued its robust improvement, moving the Fed closer to declaring victory on one of its main monetary policy objectives -- full employment.

Meanwhile, global economic activity has continued to diverge, with developed economies experiencing above-trend growth and most emerging markets economies lagging the rest of the world. The slower pace of economic activity in the emerging markets has been most evident in China, as the country's economy continues to undergo a long, potentially painful adjustment from investment-led growth to consumption-oriented growth. This divergence in global economic cycles is likely to continue for some time, and we would expect an increased level of volatility as global capital markets and policymakers adjust.

Pioneer Investments believes that investors in today's environment can potentially benefit from the consistent and disciplined investment approach we have used since our founding in 1928. We focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Solutions Funds | Annual Report | 7/31/15

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short-and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                             Pioneer Solutions Funds | Annual Report | 7/31/15 3

Portfolio Management Discussion | 7/31/15

Effective November 14, 2014, the Pioneer Ibbotson Aggressive Allocation Fund merged into Pioneer Ibbotson Growth Allocation Fund. The Fund was then renamed Pioneer Solutions - Growth Fund. Also on November 14, 2014, Pioneer Ibbotson Conservative Allocation Fund was renamed Pioneer Solutions - Conservative Fund, and Pioneer Ibbotson Moderate Allocation Fund was renamed Pioneer Solutions - Balanced Fund, and investment adviser duties for all three funds were transitioned from Ibbotson Associates to Pioneer Investments.

In the following interview, portfolio managers John O'Toole and Paul Weber discuss the market environment and investment strategies that applied to the Pioneer Solutions Funds for the 12-month period ended July 31, 2015. Working out of Pioneer's Dublin, Ireland office, Mr. O'Toole, Head of Multi-Asset Portfolio Management at Pioneer, Mr. Weber, Head of Fund Research & Manager Selection at Pioneer, and Salvatore Buono, Head of Strategy Alignment and Structured Products at Pioneer, are responsible for the day-to-day management of the portfolios.

Q Can you review the approach you've taken with respect to the Funds' asset allocations since your team assumed management responsibilities last November?

A As under the previous managers, the assets of each Fund are allocated within broad strategic guidelines designed to address a particular investor risk profile. In seeking to gain the desired exposures in the portfolios to U.S. equities, international equities, bonds and cash, we utilize a broad selection of mutual funds. Under the new investment approach, we typically incorporate into the portfolios a substantial representation of carefully selected mutual funds managed by Pioneer, and by other third-party managers. In addition, derivative positions, which we discuss in more detail later in this report, are now used to help manage exposures and the overall risk/reward profile for each Fund. Importantly, each Fund is now managed with an eye toward the allocation of a "risk budget," rather than under a straightforward asset allocation approach. This reflects the fact that the majority of the risk embedded in an equally weighted bond and equity portfolio is concentrated within the equity component.

Q How would you characterize the economic and market backdrop during the 12-month period ended July 31, 2015?

A As the period opened in the summer of 2014, financial markets were unsettled by a range of geopolitical and macroeconomic concerns. On the geopolitical front, the rise of ISIS carried the potential to disrupt stability in the Middle East and the global energy supply, even as tensions deepened

4 Pioneer Solutions Funds | Annual Report | 7/31/15 between the U.S. and Russia over the latter's incursion into the Ukraine. In addition, the Israeli-Palestinian conflict briefly re-escalated. On the economic front, concerns over global growth transformed into fears of outright deflation in Europe and Japan. At the same time, markets watched closely to gauge the impact of China's efforts to reform its economy in the direction of a more sustainable model. The United States stood as the primary engine of global growth, as domestic economic activity rebounded over the second half of 2014 following an exceptionally harsh winter. Additionally, U.S. inflation remained subdued and, with employment conditions still weak by many measures, the U.S. Federal Reserve System (the Fed) signaled that there was no urgency with respect to hiking short-term rates.

     As the period progressed, market conditions were increasingly dominated by a collapse in oil prices in late 2014/early 2015, caused by an outlook for both weakened global demand and strong supply. While positive for consumers in many countries, including the U.S., the decline in oil prices severely strained the finances of a number of emerging markets nations, which are highly dependent on oil revenues, including Russia. With Russia already laboring under economic sanctions imposed by the West in response to events in the Ukraine, the ruble plummeted in relation to other leading currencies, adding to already heightened geopolitical uncertainty. Against that backdrop, U.S. dollar-denominated assets came to be favored by investors, helping to drive further declines in U.S. interest rates. Energy-related stocks and credit-sensitive securities also suffered through significant slumps, while other areas of the U.S. capital markets benefited from the anticipated positive effects of lower energy prices upon consumers. In addition, a second consecutive harsh winter in the U.S. contributed to a disappointing gross domestic product (GDP) report for the first calendar quarter of 2015, which further clouded the global economic growth picture.

     Risk sentiment in the markets stabilized, somewhat, as the final months of the 12-month period progressed, as oil prices bounced back from their early 2015 lows and the European Central Bank (ECB) announced that it would undertake a quantitative easing bond-purchasing program. Meanwhile, U.S. GDP rebounded in the second quarter and the domestic employment situation continued to improve. Equities generally traded within a certain range over the last several months of the period as investors monitored U.S. economic growth for any guidance as to the likely timing of the Fed's first interest-rate increase, and supportive action by overseas central banks (like the ECB) was offset by the market's growing concerns over Greece's ability to stay in the euro due to the country's sovereign-debt crisis.

                             Pioneer Solutions Funds | Annual Report | 7/31/15 5

     Over the full 12 months, global equities, as measured by the Morgan Stanley Capital International (MSCI) World ND Index, returned 4.93%. By region, U.S. equities, as measured by the Standard & Poor's 500 Index, returned 11.19%, outperforming international equities, which returned 0.15% as gauged by the MSCI Europe, Australasia, Far East Index. Emerging markets equities lagged developed markets, as the MSCI Emerging Markets Index finished the period in deeply negative territory, returning -13.07%. Among U.S. equities, growth stocks notably outperformed their value counterparts.

     With regard to fixed income, the Barclays Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, returned 2.82% over the 12-month period.

Q What were the considerations and tactical shifts that you applied in allocating the Funds' assets during the 12-month period ended July 31, 2015?

A The 12 months were a transitional period for the Funds, as we implemented a number of new positions. In particular, on the fixed-income side of the portfolios, we sought to add duration and corresponding exposure to interest-rate moves, while dialing back credit sensitivity to some degree. (Duration is a measure of the sensitivity of the price - the value of principal - of a fixed-income investment to a change in interest rates, expressed as a number of years.) We did this by adding positions in a number of bond funds that actively manage their portfolios' interest-rate exposure, while trimming positions in lower-rated, high-yield bond funds. Our rationale for the shift is our expectation that any rise in interest-rate levels over the near term will be modest, in light of the continued efforts of global central banks to support their countries' economies. In addition, the prospects appear limited for any immediate, sharp upturn in economic growth that would lead to a spike in longer-term rates. As a result, we view the incremental income available from investments in longer-term bonds as favorable relative to the associated interest-rate risk.

     While we did increase duration over the course of the 12-month period, the portfolios still had a short-duration orientation relative to the fixed-income market (as measured by the Barclays Aggregate Bond Index), and that acted as a constraint on the Funds' returns as interest-rate levels declined.

     With regard to equities, we maintained a constructive stance in the Funds for most of the 12-month period; however, towards the end of the period, we did reduce equity exposure across the Funds, mainly due to valuation concerns against a backdrop of ongoing geopolitical uncertainty. In particular, exposure to U.S. equities was trimmed -- after we had increased equity exposure earlier in the period -- given the extended upward run

6 Pioneer Solutions Funds | Annual Report | 7/31/15 most domestic stock indices have experienced. We have maintained a focus on larger-cap stocks within the U.S., as they are typically less dependent on domestic growth prospects. We increased the Funds' overall exposure to European equities during the period, as we viewed stocks in the region as favorably valued and positioned to benefit from central-bank stimulus and, longer-term, from economic reform efforts.

Q The Funds have the ability to invest in derivatives. Did you use derivatives as part of your investment strategy during the 12-month period ended July 31, 2015, and did those positions have a material effect on performance?

A We will use derivatives regularly in order to efficiently execute strategies, including to gain or trim market exposures and to implement relative value trades. In particular, during the period we used derivatives to give the portfolios some exposure to the broad Japanese stock market. Japan's central bank has been putting forth extraordinary efforts to stimulate the economy there, and the country has been a particular beneficiary of the drop in oil prices. In addition, we believe the announced plans to structurally reform the economy, while somewhat halting to date in terms of execution, hold promise for Japan's long-term outlook as well as its markets. The positions were a positive factor with respect to the Fund's performance, as Japanese stocks rose during the 12-month period.

Q What factors are you watching most closely as you determine your investment strategies for the Funds going forward?

A The Fed has done its best to prepare investors for the inevitable unwinding of its extraordinarily accommodative policy stance. However, it would still not surprise us to see market interest rates react strongly to an announcement of an increase in the benchmark Federal funds rate. We have been taking steps to try to protect the portfolios against such a scenario, including adding a significant position in mutual funds managed under alternative, less-directional approaches, as well as considering an increase in the Funds' exposure to syndicated floating-rate bank loans, the performance of which would likely benefit from a rising-rate environment.

     While we are somewhat cautious with respect to credit-sensitive securities, we anticipate that valuation opportunities will arise as markets react to headlines and speculation about such factors as Fed policy, economic growth in China, and geopolitical developments. Accordingly, we will be looking to selectively add credit-sensitive exposure to the portfolios when we believe the Funds are being paid for the additional assumed risk.

     On the equity side of things, we view Europe and Japan as offering better value than the U.S. stock market, especially given the strong measures taken by central banks in those areas. We are taking a highly targeted approach with respect to the emerging markets, given the divergence in economic

                             Pioneer Solutions Funds | Annual Report | 7/31/15 7 conditions across those economies. We continue to see the major economies of India and China as having relatively favorable conditions, despite the recent problems in China, as both countries are enormous importers of oil -- which remains cheap compared with a year ago -- and both are undergoing reform efforts.

     Broadly, the Funds are positioned based on our anticipation that overall global economic growth will remain positive, if underwhelming. We will continue to closely monitor the global economic backdrop as we actively manage the broadly diversified* portfolios within their strategic asset allocation and risk guidelines.

*    Diversification does not assure a profit nor protect against loss.

Please refer to the Schedule of Investments on pages 36-49 for a full listing of fund securities.

Each portfolio in Pioneer Solutions Funds is a "fund-of-funds" which seeks to achieve its investment objectives by primarily investing in mainly funds managed by Pioneer or one of its affiliates, rather than direct position in securities. The Solutions Funds' performance depend on the adviser's skill in determining the strategic asset allocations, the mix of underlying funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. In addition to the Funds' operating expenses, investors will indirectly bear the operating expenses of investments in any underlying funds. Each of the underlying funds has its own investment risks.

At times, the Funds' investments may represent industries or sectors that are interrelated or have common risks, making them more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in equity securities are subject to price fluctuation.

When interest rates rise, the prices of fixed income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the fund will generally rise.

Investments in the Funds are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolios invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

8 Pioneer Solutions Funds | Annual Report | 7/31/15

The Funds may invest in underlying funds with exposure to commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies.

The Funds may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Derivatives may have a leveraging effect on the Fund.

The Funds may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap.

The Funds and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Funds to magnified losses if an underlying fund's investments decline in value.

The Funds and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The value of the investments held by the Funds for cash management or temporary defensive purposes may be affected by market risks, changing interest rates, and by changes in credit ratings of the investments. If the Funds hold cash that is uninvested, the Funds will not earn income on the cash and the Funds' yields will go down.

These risks may increase share price volatility.

There is no assurance that these and other strategies used by the Funds will be successful. Please see the prospectus for a more complete discussion of the Funds' risks.

Before making an investment in any fund, you should consider all the risks associated with it. Please see the Fund Reviews beginning on page 10 for information on specific weightings and performance for each of the funds.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareowner report regarding market or economic trends or the factors influencing each fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                             Pioneer Solutions Funds | Annual Report | 7/31/15 9

Fund Reviews | 7/31/15

Portfolio Reviews

Pioneer Solutions - Conservative Fund

During the 12-month period ended July 31, 2015, Pioneer Solutions - Conservative Fund's Class A shares returned 2.01% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 11.19%*, the Barclays Aggregate Bond Index returned 2.82%, and the Morgan Stanley Capital International (MSCI) World ND Index1 returned 4.93%. During the same period, the average return of the 369 mutual funds in Lipper's Mixed-Asset Target Allocation Conservative Funds category was 1.59%, and the average return of the 806 mutual funds in Morningstar's Conservative Allocation Funds category was 1.17%.

Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 21.5% of assets, followed by Pioneer Strategic Income Fund, at 9.5% of assets. The largest equity positions in the portfolio were Pioneer International Value Fund and Pioneer Global Equity Fund, at 5.0% and 4.3% of assets, respectively.

Pioneer Solutions - Balanced Fund

During the 12-month period ended July 31, 2015, Pioneer Solutions - Balanced Fund's Class A shares returned 3.33% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 11.19%*, the Barclays Aggregate Bond Index returned 2.82%, and the Morgan Stanley Capital International (MSCI) World ND Index1 returned 4.93%. During the same period, the average return of the 571 mutual funds in Lipper's Mixed-Asset Target Allocation Moderate Funds category was 2.88%, and the average return of the 920 mutual funds in Morningstar's Moderate Allocation Funds category was 4.25%.

Within the fixed-income portion of the Fund, the largest holding at the end of the period was in Pioneer Bond Fund, at 10.5% of assets, followed by DoubleLine Total Return Bond Fund, at 4.8%, Western Asset Core Plus Bond Fund, at 4.5%, and MFS Total Return Bond Fund, at 4.3%. Within the equity portion of the portfolio, Pioneer International Value Fund was the largest holding, at 12.4% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 8.0% of assets.

10 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund

During the 12-month period ended July 31, 2015, Pioneer Solutions - Growth Fund's Class A shares returned 5.08% at net asset value, while the Standard & Poor's 500 Index (the S&P 500 Index) returned 11.19%*, the Barclays Aggregate Bond Index returned 2.82%, and the Morgan Stanley Capital International (MSCI) World ND Index1 returned 4.93%. During the same period, the average return of the 509 mutual funds in Lipper's Mixed-Asset Target Allocation Growth Funds category was 5.16%, and the average return of the 457 mutual funds in Morningstar's Aggressive Allocation Funds category was 4.31%.

Within the equity portion of the Fund, Pioneer International Value Fund was the largest holding, at 14.2% of assets. Pioneer Global Equity Fund was the next-largest equity holding, at 10.5% of assets, followed by Pioneer Fundamental Growth, at 7.6%. Within the fixed-income portion of the portfolio, the largest holding at the end of the period was in Pioneer Bond Fund, at 7.7% of assets.

1 The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

* The S&P 500 Index was the equity benchmark for the Pioneer Ibbotson Allocation Series. The MSCI World ND Index replaced the S&P 500 Index as the equity benchmark for the Pioneer Solutions Funds after the transition from Ibbotson Associates to Pioneer took place in November 2014. For comparison purposes, Pioneer will report returns for the S&P 500 Index in this annual report dated July 31, 2015, and then remove references to the S&P 500 Index from future reports.

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 11

Comparing Ongoing Fund Expenses
Pioneer Solutions - Conservative Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on actual returns from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,014.72     $1,010.59     $1,003.40    $1,012.73
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    6.79     $   10.47     $    1.34    $    8.13
During Period**
--------------------------------------------------------------------------------

*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio, plus the ratio of the underlying funds. These combined totals were 1.36%, 2.10%, 1.58% and 1.63% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares)(to reflect the one half-year period).

12 Pioneer Solutions Funds | Annual Report | 7/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Conservative Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,018.05     $1,014.38     $1,002.90    $1,016.71
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    6.80     $   10.49     $    1.34    $    8.15
During Period**
--------------------------------------------------------------------------------

*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio, plus the ratio of the underlying funds. These combined totals were 1.36%, 2.10%, 1.58% and 1.63% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares)(to reflect the one half-year period).

                            Pioneer Solutions Funds | Annual Report | 7/31/15 13

Comparing Ongoing Fund Expenses
Pioneer Solutions - Balanced Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on actual returns from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,036.51     $1,033.12     $1,003.10    $1,037.75
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    7.12     $   10.59     $    1.43    $    5.61
During Period**
--------------------------------------------------------------------------------

*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio, plus the ratio of the underlying funds. These combined totals were 1.41%, 2.10%, 1.68% and 1.11% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares)(to reflect the one half-year period).

14 Pioneer Solutions Funds | Annual Report | 7/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Balanced Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,017.80     $1,014.38     $1,002.82    $1,019.29
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    7.05     $   10.49     $    1.43    $    5.56
During Period**
--------------------------------------------------------------------------------

*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio, plus the ratio of the underlying funds. These combined totals were 1.41%, 2.10%, 1.68% and 1.11% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares)(to reflect the one half-year period).

                            Pioneer Solutions Funds | Annual Report | 7/31/15 15

Comparing Ongoing Fund Expenses
Pioneer Solutions - Growth Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on actual returns from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,053.33     $1,048.95     $1,004.40    $1,053.84
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    7.28     $   10.77     $    1.39    $    6.16
During Period**
--------------------------------------------------------------------------------


*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio plus the ratios of the underlying funds. These combined totals were 1.43%, 2.12%, 1.63% and 1.21% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares) (to reflect the one half-year period).

16 Pioneer Solutions Funds | Annual Report | 7/31/15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Solutions Growth Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2015 through July 31, 2015.

--------------------------------------------------------------------------------
Share Class                       A             C             R            Y
--------------------------------------------------------------------------------
Beginning Account             $1,000.00     $1,000.00     $1,000.00    $1,000.00
Value on 2/1/15*
--------------------------------------------------------------------------------
Ending Account Value          $1,017.70     $1,014.28     $1,002.86    $1,018.79
(after expenses)
on 7/31/15
--------------------------------------------------------------------------------
Expenses Paid                 $    7.15     $   10.59     $    1.39    $    6.06
During Period**
--------------------------------------------------------------------------------

*    Period begins July 1, 2015 (commencement of operations) for Class R shares.

** Expenses are equal to the Fund's annualized net expense ratio plus the ratios of the underlying funds. These combined totals were 1.43%, 2.12%, 1.63% and 1.21% for Class A, Class C, Class R and Class Y shares, respectively. These combined totals were multiplied by the average account value over the period, and then multiplied by 181/365 (31/365 for Class R shares) (to reflect the one half-year period).

                            Pioneer Solutions Funds | Annual Report | 7/31/15 17

Prices and Distributions | 7/31/15

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Fund

--------------------------------------------------------------------------------
           Class                         7/31/15            7/31/14
--------------------------------------------------------------------------------
             A                           $11.78             $11.86
--------------------------------------------------------------------------------
             C                           $11.41             $11.51
--------------------------------------------------------------------------------
             Y                           $11.18             $11.32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                         7/31/15            7/1/15*
--------------------------------------------------------------------------------
             R                           $11.78             $11.74
--------------------------------------------------------------------------------

Balanced Fund

--------------------------------------------------------------------------------
           Class                         7/31/15            7/31/14
--------------------------------------------------------------------------------
             A                           $12.78             $12.73
--------------------------------------------------------------------------------
             C                           $11.84             $11.82
--------------------------------------------------------------------------------
             Y                           $12.94             $12.88
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                         7/31/15            7/1/15*
--------------------------------------------------------------------------------
             R                           $12.78             $12.74
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
           Class                         7/31/15            7/31/14
--------------------------------------------------------------------------------
             A                           $13.84             $13.60
--------------------------------------------------------------------------------
             C                           $13.08             $12.82
--------------------------------------------------------------------------------
             Y                           $14.11             $13.88
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Class                         7/31/15            7/1/15*
--------------------------------------------------------------------------------
             R                           $13.84             $13.78
--------------------------------------------------------------------------------

*    Class R shares commenced operations on July 1, 2015.

18 Pioneer Solutions Funds | Annual Report | 7/31/15

Distributions per Share: 8/1/14-7/31/15
--------------------------------------------------------------------------------
Conservative Fund

--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A           $0.3132             $--                  $--
--------------------------------------------------------------------------------
          C           $0.2301             $--                  $--
--------------------------------------------------------------------------------
          R           $    --             $--                  $--
--------------------------------------------------------------------------------
          Y           $0.3396             $--                  $--
--------------------------------------------------------------------------------

Balanced Fund
--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A           $0.3644             $--                   $--
--------------------------------------------------------------------------------
          C           $0.2859             $--                   $--
--------------------------------------------------------------------------------
          R           $    --             $--                   $--
--------------------------------------------------------------------------------
          Y           $0.3961             $--                   $--
--------------------------------------------------------------------------------

Growth Fund
--------------------------------------------------------------------------------
                    Net Investment       Short-Term           Long-Term
        Class           Income          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A           $0.4341             $--                   $--
--------------------------------------------------------------------------------
          C           $0.2894             $--                   $--
--------------------------------------------------------------------------------
          R           $    --             $--                   $--
--------------------------------------------------------------------------------
          Y           $0.4863             $--                   $--
--------------------------------------------------------------------------------

                            Pioneer Solutions Funds | Annual Report | 7/31/15 19

Index Definitions
--------------------------------------------------------------------------------
The Morgan Stanley Capital International (MSCI) World ND Index is an unmanaged measure of the performance of stock markets in the developed world. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. The Standard & Poor's 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. The Barclays Aggregate Bond Index is an unmanaged measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The indices defined here pertain to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 22-25, 27-30 and 32-35.

20 Pioneer Solutions Funds | Annual Report | 7/31/15

Portfolio Summary | 7/31/15
Pioneer Solutions - Conservative Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                              75.8%
International Equity                                                      15.8%
U.S. Equity                                                                8.4%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Equity Income Fund Class K                                        4.21%
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                2.15
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        2.00
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                  5.16%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        4.45
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                    4.15
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                 0.96
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                    0.76
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                0.34
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                22.08%
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     9.72
--------------------------------------------------------------------------------
Schroder Total Return Fixed Income
  Fund Class INV                                                          4.98
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Class IS                                                                4.96
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                 4.93
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                        4.93
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                       4.08
--------------------------------------------------------------------------------
Pioneer Short Term Income Fund Class K                                    3.29
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                    3.01
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                           3.01
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                      2.82
--------------------------------------------------------------------------------
Pioneer Long/Short Opportunistic
  Credit Fund Class Y                                                     2.82
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
  Contrarian Core Fund Class Y                                            2.10
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                            2.06
--------------------------------------------------------------------------------
Pioneer Floating Rate Fund Class K                                        1.03
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 21

Performance Update | 7/31/15                                      Class A Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Conservative Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                       Net        Public      Barclays   Standard    MSCI
                       Asset      Offering    Aggregate  & Poor's    World
                       Value      Price       Bond       500         ND
Period                 (NAV)      (POP)       Index      Index       Index
--------------------------------------------------------------------------------
10 Years               4.42%       3.80%      4.61%       7.72%       6.20%
5 Years                5.70        4.43       3.27       16.23       11.74
1 Year                 2.01       -3.91       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
                  Gross               Net
--------------------------------------------------------------------------------
                  1.46%               1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Conservative Fund     Bond Index            Index          500 Index
7/31/2005       $ 9,425               $10,000               $10,000        $10,000
7/31/2006       $ 9,737               $10,146               $11,369        $10,538
7/31/2007       $10,603               $10,712               $13,654        $12,237
7/31/2008       $10,298               $11,371               $12,168        $10,880
7/31/2009       $ 9,841               $12,263               $ 9,538        $ 8,709
7/31/2010       $11,010               $13,355               $10,476        $ 9,915
7/31/2011       $12,006               $13,948               $12,419        $11,863
7/31/2012       $12,228               $14,960               $12,172        $12,943
7/31/2013       $13,294               $14,675               $15,001        $16,177
7/31/2014       $14,238               $15,257               $17,395        $18,914
7/31/2015       $14,523               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2016, for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

22 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class C Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                                              Barclays   Standard    MSCI
                                   If         Aggregate  & Poor's    World
                        If         Re-        Bond       500         ND
Period                  Held       deemed     Index      Index       Index
--------------------------------------------------------------------------------
10 Years                3.56%      3.56%      4.61%       7.72%       6.20%
5 Years                 4.90       4.90       3.27       16.23       11.74
1 Year                  1.15       1.15       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
                 Gross          Net
--------------------------------------------------------------------------------
                 2.19%          2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Conservative Fund     Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000        $10,000
7/31/2006       $10,246               $10,146               $11,369        $10,538
7/31/2007       $11,066               $10,712               $13,654        $12,237
7/31/2008       $10,664               $11,371               $12,168        $10,880
7/31/2009       $10,074               $12,263               $ 9,538        $ 8,709
7/31/2010       $11,174               $13,355               $10,476        $ 9,915
7/31/2011       $12,088               $13,948               $12,419        $11,863
7/31/2012       $12,227               $14,960               $12,172        $12,943
7/31/2013       $13,185               $14,675               $15,001        $16,177
7/31/2014       $14,031               $15,257               $17,395        $18,914
7/31/2015       $14,192               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2016, for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 23

Performance Update | 7/31/15                                      Class R Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     4.42%         4.61%         7.72%         6.20%
5 Years                      5.70          3.27         16.23         11.74
1 Year                       2.01          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
                  Gross             Net
--------------------------------------------------------------------------------
                  1.80%             1.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Conservative Fund     Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000        $10,000
7/31/2006       $10,333               $10,146               $11,369        $10,538
7/31/2007       $11,252               $10,712               $13,654        $12,237
7/31/2008       $10,928               $11,371               $12,168        $10,880
7/31/2009       $10,443               $12,263               $9,538         $ 8,709
7/31/2010       $11,684               $13,355               $10,476        $ 9,915
7/31/2011       $12,741               $13,948               $12,419        $11,863
7/31/2012       $12,977               $14,960               $12,172        $12,943
7/31/2013       $14,108               $14,675               $15,001        $16,177
7/31/2014       $15,110               $15,257               $17,395        $18,914
7/31/2015       $15,413               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2016, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

24 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class Y Shares
Pioneer Solutions - Conservative Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Conservative Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     3.42%         4.61%         7.72%         6.20%
5 Years                      5.17          3.27         16.23         11.74
1 Year                       1.81          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
           Gross
--------------------------------------------------------------------------------
           1.68%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Conservative Fund     Bond Index            Index          500 Index
7/31/2005       $5,000,000            $5,000,000            $5,000,000     $ 5,000,000
7/31/2006       $5,171,562            $5,072,977            $5,684,499     $ 5,268,811
7/31/2007       $5,632,373            $5,355,960            $6,827,092     $ 6,118,402
7/31/2008       $5,439,520            $5,685,367            $6,083,973     $ 5,439,820
7/31/2009       $4,859,432            $6,131,406            $4,769,222     $ 4,354,619
7/31/2010       $5,437,223            $6,677,703            $5,238,228     $ 4,957,442
7/31/2011       $5,936,119            $6,973,922            $6,209,274     $ 5,931,480
7/31/2012       $5,956,068            $7,479,823            $6,086,127     $ 6,471,581
7/31/2013       $6,432,842            $7,337,334            $7,500,377     $ 8,088,333
7/31/2014       $6,872,431            $7,628,584            $8,697,654     $ 9,457,008
7/31/2015       $6,996,603            $7,844,009            $9,126,099     $10,515,715

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on October 5, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 25

Portfolio Summary | 7/31/15
Pioneer Solutions - Balanced Fund

                               Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                                                              47.0%
International Equity                                                      29.3%
U.S. Equity                                                               23.7%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                5.59%
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
   Class K                                                                4.78
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                          4.21
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      2.13
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        2.08
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class K                                                                2.01
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                     1.77
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                        1.14
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 12.72%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                        8.21
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                    4.70
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                   1.42
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                 0.97
--------------------------------------------------------------------------------
iSHares MSCI India ETF                                                    0.77
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                0.30
--------------------------------------------------------------------------------
JOHAM Asia Ex-Japan Equity Fund
   Class IS                                                               0.21
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                10.77%
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund
  Class I                                                                 4.93
--------------------------------------------------------------------------------
Western Asset Core Plus Bond Fund
  Series IS                                                               4.65
--------------------------------------------------------------------------------
MFS Total Return Bond Fund Class I                                        4.43
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     4.09
--------------------------------------------------------------------------------
Pioneer Dynamic Credit Fund Class Y                                       3.57
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                      2.87
--------------------------------------------------------------------------------
Pioneer Long/Short Opportunistic
  Credit Fund Class Y                                                     2.87
--------------------------------------------------------------------------------
Pioneer Global High Yield Fund Class Y                                    2.72
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
  Contrarian Core Fund Class Y                                            2.06
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
  Fund Class Y                                                            2.02
--------------------------------------------------------------------------------
Pioneer High Yield Fund Class Y                                           2.01
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class A Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Balanced Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                       Net        Public      Barclays   Standard    MSCI
                       Asset      Offering    Aggregate  & Poor's    World
                       Value      Price       Bond       500         ND
Period                 (NAV)      (POP)       Index      Index       Index
--------------------------------------------------------------------------------
10 Years               4.92%       4.30%      4.61%       7.72%       6.20%
5 Years                8.00        6.73       3.27       16.23       11.74
1 Year                 3.33       -2.56       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
            Gross
--------------------------------------------------------------------------------
            1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Balanced Fund         Bond Index            Index          500 Index
7/31/2005       $ 9,425               $10,000               $10,000        $10,000
7/31/2006       $ 9,895               $10,146               $11,369        $10,538
7/31/2007       $11,140               $10,712               $13,654        $12,237
7/31/2008       $10,308               $11,371               $12,168        $10,880
7/31/2009       $ 9,153               $12,263               $ 9,538        $ 8,709
7/31/2010       $10,367               $13,355               $10,476        $ 9,915
7/31/2011       $11,705               $13,948               $12,419        $11,863
7/31/2012       $11,673               $14,960               $12,172        $12,943
7/31/2013       $13,344               $14,675               $15,001        $16,177
7/31/2014       $14,743               $15,257               $17,395        $18,914
7/31/2015       $15,235               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 27

Performance Update | 7/31/15                                      Class C Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                                              Barclays   Standard    MSCI
                                   If         Aggregate  & Poor's    World
                        If         Re-        Bond       500         ND
Period                  Held       deemed     Index      Index       Index
--------------------------------------------------------------------------------
10 Years                4.15%      4.15%      4.61%       7.72%       6.20%
5 Years                 7.24       7.24       3.27       16.23       11.74
1 Year                  2.64       2.64       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
            Gross
--------------------------------------------------------------------------------
            2.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Balanced Fund         Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000         $10,000
7/31/2006       $10,406               $10,146               $11,369         $10,538
7/31/2007       $11,636               $10,712               $13,654         $12,237
7/31/2008       $10,684               $11,371               $12,168         $10,880
7/31/2009       $ 9,418               $12,263               $ 9,538         $ 8,709
7/31/2010       $10,589               $13,355               $10,476         $ 9,915
7/31/2011       $11,872               $13,948               $12,419         $11,863
7/31/2012       $11,744               $14,960               $12,172         $12,943
7/31/2013       $13,337               $14,675               $15,001         $16,177
7/31/2014       $14,630               $15,257               $17,395         $18,914
7/31/2015       $15,017               $15,688               $18,252         $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

28 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class R Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     4.92%         4.61%         7.72%         6.20%
5 Years                      8.00          3.27         16.23         11.74
1 Year                       3.33          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
                  Gross             Net
--------------------------------------------------------------------------------
                  1.75%             1.69%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Balanced Fund         Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000        $10,000
7/31/2006       $10,498               $10,146               $11,369        $10,538
7/31/2007       $11,819               $10,712               $13,654        $12,237
7/31/2008       $10,937               $11,371               $12,168        $10,880
7/31/2009       $ 9,712               $12,263               $ 9,538        $ 8,709
7/31/2010       $10,999               $13,355               $10,476        $ 9,915
7/31/2011       $12,419               $13,948               $12,419        $11,863
7/31/2012       $12,385               $14,960               $12,172        $12,943
7/31/2013       $14,158               $14,675               $15,001        $16,177
7/31/2014       $15,643               $15,257               $17,395        $18,914
7/31/2015       $16,164               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2016, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 29

Performance Update | 7/31/15                                      Class Y Shares
Pioneer Solutions - Balanced Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Balanced Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     5.38%         4.61%         7.72%         6.20%
5 Years                      8.32          3.27         16.23         11.74
1 Year                       3.63          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
          Gross
--------------------------------------------------------------------------------
          1.19%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Balanced Fund         Bond Index            Index          500 Index
7/31/2          $5,000,000            $5,000,000            $5,000,000     $ 5,000,000
7/31/2          $5,273,449            $5,072,977            $5,684,499     $ 5,268,811
7/31/2          $5,957,934            $5,355,960            $6,827,092     $ 6,118,402
7/31/2          $5,535,071            $5,685,367            $6,083,973     $ 5,439,820
7/31/2          $4,976,398            $6,131,406            $4,769,222     $ 4,354,619
7/31/2          $5,660,689            $6,677,703            $5,238,228     $ 4,957,442
7/31/2          $6,417,491            $6,973,922            $6,209,274     $ 5,931,480
7/31/2          $6,417,395            $7,479,823            $6,086,127     $ 6,471,581
7/31/2          $7,359,355            $7,337,334            $7,500,377     $ 8,088,333
7/31/2          $8,145,684            $7,628,584            $8,697,654     $ 9,457,008
7/31/2          $8,441,099            $7,844,009            $9,126,099     $10,515,715

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 23, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

30 Pioneer Solutions Funds | Annual Report | 7/31/15

Portfolio Summary | 7/31/15
Pioneer Solutions - Growth Fund

                               Asset Allocations
--------------------------------------------------------------------------------

International Equity                                                      40.0%
U.S. Equity                                                               36.2%
Fixed Income                                                              23.8%

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------
U.S. Stock Funds
--------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund
   Class K                                                                7.72%
--------------------------------------------------------------------------------
Pioneer Core Equity Fund Class Y                                          6.17
--------------------------------------------------------------------------------
Oak Ridge Small Cap Growth Fund
   Class K                                                                5.57
--------------------------------------------------------------------------------
Pioneer Fund Class Y                                                      4.60
--------------------------------------------------------------------------------
Pioneer Mid Cap Value Fund Class K                                        4.12
--------------------------------------------------------------------------------
Pioneer Real Estate Shares Class Y                                        3.06
--------------------------------------------------------------------------------
Pioneer Select Mid Cap Growth Fund
   Class K                                                                2.57
--------------------------------------------------------------------------------
Aston/Fairpointe Mid Cap Fund Class I                                     2.38
--------------------------------------------------------------------------------
International Stock Funds
--------------------------------------------------------------------------------
Pioneer International Value Fund Class Y                                 14.40%
--------------------------------------------------------------------------------
Pioneer Global Equity Fund Class K                                       10.68
--------------------------------------------------------------------------------
T Rowe Price International Funds -
   European Stock Fund                                                    4.90
--------------------------------------------------------------------------------
JPMorgan Intrepid European Fund Class I                                   4.88
--------------------------------------------------------------------------------
iShares MSCI Canada ETF                                                   2.09
--------------------------------------------------------------------------------
International Stock Funds (continued)
--------------------------------------------------------------------------------
JOHCM Asia Ex-Japan Equity Fund
   Class IS                                                               1.01%
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets
   Minimum Volatility ETF                                                 0.95
--------------------------------------------------------------------------------
iShares MSCI India ETF                                                    0.77
--------------------------------------------------------------------------------
Market Vectors Vietnam ETF                                                0.30
--------------------------------------------------------------------------------
Bond Funds
--------------------------------------------------------------------------------
Pioneer Bond Fund Class K                                                 7.86%
--------------------------------------------------------------------------------
Columbia Funds Series Trust I
   Contrarian Core Fund Class Y                                           3.77
--------------------------------------------------------------------------------
Pioneer Strategic Income Fund Class K                                     3.36
--------------------------------------------------------------------------------
Pioneer Long/Short Bond Fund Class Y                                      2.85
--------------------------------------------------------------------------------
Pioneer Long/Short Opportunistic
   Credit Fund Class Y                                                    2.85
--------------------------------------------------------------------------------
Doubleline Total Return Bond Fund Class I                                 1.94
--------------------------------------------------------------------------------
Pioneer Global Multisector Income
   Fund Class Y                                                           1.20
--------------------------------------------------------------------------------

This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 31

Performance Update | 7/31/15                                      Class A Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Solutions - Growth Fund at public offering price during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                       Net        Public      Barclays   Standard    MSCI
                       Asset      Offering    Aggregate  & Poor's    World
                       Value      Price       Bond       500         ND
Period                 (NAV)      (POP)       Index      Index       Index
--------------------------------------------------------------------------------
10 Years               5.08%       4.46%      4.61%       7.72%       6.20%
5 Years                9.19        7.90       3.27       16.23       11.74
1 Year                 5.08       -0.97       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
             Gross
--------------------------------------------------------------------------------
            1.51%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Growth Fund           Bond Index            Index          500 Index
7/31/2005       $ 9,425               $ 10,000              $ 10,000       $ 10,000
7/31/2006       $10,019               $ 10,146              $ 11,369       $ 10,538
7/31/2007       $11,494               $ 10,712              $ 13,654       $ 12,237
7/31/2008       $10,358               $ 11,371              $ 12,168       $ 10,880
7/31/2009       $ 8,754               $ 12,263              $  9,538       $  8,709
7/31/2010       $ 9,970               $ 13,355              $ 10,476       $  9,915
7/31/2011       $11,450               $ 13,948              $ 12,419       $ 11,863
7/31/2012       $11,300               $ 14,960              $ 12,172       $ 12,943
7/31/2013       $13,153               $ 14,675              $ 15,001       $ 16,177
7/31/2014       $14,726               $ 15,257              $ 17,395       $ 18,914
7/31/2015       $15,474               $ 15,688              $ 18,252       $ 21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

32 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class C Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                                              Barclays   Standard    MSCI
                                   If         Aggregate  & Poor's    World
                        If         Re-        Bond       500         ND
Period                  Held       deemed     Index      Index       Index
--------------------------------------------------------------------------------
10 Years                4.34%      4.34%      4.61%       7.72%       6.20%
5 Years                 8.45       8.45       3.27       16.23       11.74
1 Year                  4.36       4.36       2.82       11.19        4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
           Gross
--------------------------------------------------------------------------------
           2.20%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Growth Fund           Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000        $10,000
7/31/2006       $10,551               $10,146               $11,369        $10,538
7/31/2007       $12,002               $10,712               $13,654        $12,237
7/31/2008       $10,750               $11,371               $12,168        $10,880
7/31/2009       $ 9,021               $12,263               $ 9,538        $ 8,709
7/31/2010       $10,200               $13,355               $10,476        $ 9,915
7/31/2011       $11,639               $13,948               $12,419        $11,863
7/31/2012       $11,417               $14,960               $12,172        $12,943
7/31/2013       $13,196               $14,675               $15,001        $16,177
7/31/2014       $14,660               $15,257               $17,395        $18,914
7/31/2015       $15,299               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 33

Performance Update | 7/31/15                                      Class R Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     5.08%         4.61%         7.72%         6.20%
5 Years                      9.19          3.27         16.23         11.74
1 Year                       5.08          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
                  Gross            Net
--------------------------------------------------------------------------------
                  1.79%            1.73%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Growth Fund           Bond Index            Index          500 Index
7/31/2005       $10,000               $10,000               $10,000        $10,000
7/31/2006       $10,628               $10,146               $11,369        $10,538
7/31/2007       $12,194               $10,712               $13,654        $12,237
7/31/2008       $10,988               $11,371               $12,168        $10,880
7/31/2009       $ 9,286               $12,263               $ 9,538        $ 8,709
7/31/2010       $10,577               $13,355               $10,476        $ 9,915
7/31/2011       $12,147               $13,948               $12,419        $11,863
7/31/2012       $11,988               $14,960               $12,172        $12,943
7/31/2013       $13,954               $14,675               $15,001        $16,177
7/31/2014       $15,622               $15,257               $17,395        $18,914
7/31/2015       $16,415               $15,688               $18,252        $21,031

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on July 1, 2015, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class R shares, the performance of Class R shares prior to their inception would have been higher than the performance shown. For the period beginning July 1, 2015, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through December 1, 2016, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

34 Pioneer Solutions Funds | Annual Report | 7/31/15

Performance Update | 7/31/15                                      Class Y Shares
Pioneer Solutions - Growth Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Solutions - Growth Fund during the periods shown, compared to that of the MSCI World ND Index, the Standard & Poor's 500 Index and the Barclays Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2015)
--------------------------------------------------------------------------------
                             Net           Barclays     Standard      MSCI
                             Asset         Aggregate    & Poor's      World
                             Value         Bond         500           ND
Period                       (NAV)         Index        Index         Index
--------------------------------------------------------------------------------
10 Years                     5.57%         4.61%         7.72%         6.20%
5 Years                      9.24          3.27         16.23         11.74
1 Year                       5.30          2.82         11.19          4.93
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated July 1, 2015)
--------------------------------------------------------------------------------
           Gross
--------------------------------------------------------------------------------
           1.23%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                Pioneer Solutions -   Barclays Aggregate    MSCI World ND  Standard & Poor's
                Growth Fund           Bond Index            Index          500 Index
7/31/2005       $5,000,000            $5,000,000            $5,000,000     $ 5,000,000
7/31/2006       $5,360,630            $5,072,977            $5,684,499     $ 5,268,811
7/31/2007       $6,157,984            $5,355,960            $6,827,092     $ 6,118,402
7/31/2008       $5,600,748            $5,685,367            $6,083,973     $ 5,439,820
7/31/2009       $4,834,343            $6,131,406            $4,769,222     $ 4,354,619
7/31/2010       $5,526,887            $6,677,703            $5,238,228     $ 4,957,442
7/31/2011       $6,377,510            $6,973,922            $6,209,274     $ 5,931,480
7/31/2012       $6,232,128            $7,479,823            $6,086,127     $ 6,471,581
7/31/2013       $7,272,748            $7,337,334            $7,500,377     $ 8,088,333
7/31/2014       $8,163,747            $7,628,584            $8,697,654     $ 9,457,008
7/31/2015       $8,596,238            $7,844,009            $9,126,099     $10,515,715

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 26, 2005, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 35

Schedule of Investments | 7/31/15
Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------
 Shares                                                                     Value
---------------------------------------------------------------------------------------
              MUTUAL FUNDS -- 97.6%
              NON-PIONEER FUNDS -- 27.4%
     62,522   Columbia Funds Series Trust I Contrarian Core Fund Class Y    $ 1,436,130
    309,058   Doubleline Total Return Bond Fund Class I                       3,374,913
     11,863   iShares MSCI Emerging Markets Minimum Volatility ETF              658,278
     16,860   iShares MSCI India ETF                                            523,503
     12,500   Market Vectors Vietnam ETF                                        229,625
    313,658   MFS Total Return Bond Fund Class I                              3,378,097
    340,136   Schroder Total Return Fixed Income Fund Class INV               3,411,568
    132,380   T Rowe Price International Funds -- European Stock Fund         2,846,170
    293,202   Western Asset Core Plus Bond Fund Class IS                      3,401,143
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN NON-PIONEER FUNDS
              (Cost $19,582,091)                                            $19,259,427
---------------------------------------------------------------------------------------
              PIONEER FUNDS* -- 70.2%
  1,560,222   Pioneer Bond Fund Class K                                     $15,118,551
    294,843   Pioneer Dynamic Credit Fund Class Y                             2,795,112
     82,949   Pioneer Equity Income Fund Class K                              2,886,625
    102,850   Pioneer Floating Rate Fund Class K                                702,465
     73,616   Pioneer Fundamental Growth Fund Class K                         1,476,001
    216,867   Pioneer Global Equity Fund Class K                              3,046,981
    231,466   Pioneer Global High Yield Fund Class Y                          2,064,679
    132,059   Pioneer Global Multisector Income Fund Class Y                  1,407,746
    212,438   Pioneer High Yield Fund Class Y                                 2,060,650
    161,225   Pioneer International Value Fund Class Y                        3,532,447
    192,660   Pioneer Long/Short Bond Fund Class Y                            1,932,380
    194,009   Pioneer Long/Short Opportunistic Credit Fund Class Y            1,934,270
     46,862   Pioneer Real Estate Shares Class Y                              1,372,133
    234,920   Pioneer Short Term Income Fund Class K                          2,252,883
    627,199   Pioneer Strategic Income Fund Class K                           6,660,853
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN PIONEER FUNDS
              (Cost $48,163,089)                                            $49,243,776
---------------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $67,745,180)                                            $68,503,203
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Principal
Amount ($)
---------------------------------------------------------------------------------------
              PURCHASED PUT OPTIONS -- 0.0%+
    724,135   Put USD/Call INR @ 63.25, 2/1/16                              $     3,963
---------------------------------------------------------------------------------------
              TOTAL PURCHASED PUT OPTIONS
              (Premiums paid $17,017)                                       $     3,963
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

36 Pioneer Solutions Funds | Annual Report | 7/31/15

---------------------------------------------------------------------------------------
Contracts                                                                   Value
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED PUT OPTIONS -- 0.1%
         11   Russell 2000 Index @ 1,220, 12/19/15                          $    50,875
         12   Russell 2000 Index @ 1,230, 9/18/15                                28,020
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE -TRADED PURCHASED PUT OPTIONS
              (Premiums paid $128,830)                                      $    78,895
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED CALL
              OPTIONS -- 0.0%+
          8   Hong Kong Stock Exchange @ 15,200, 9/29/15                    $        52
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
              (Premiums paid $41,109)                                       $        52
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 97.7%
              (Cost $67,932,136) (a)                                        $68,586,113
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED WRITTEN PUT OPTIONS -- (0.1)%
         (8)  S&P 500 Index @ 2,050, 9/18/15                                $   (16,920)
        (11)  Russell 2000 Index @ 1,100, 12/19/15                              (18,700)
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
              (Premiums received $(93,203))                                 $   (35,620)
---------------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 2.4%                          $ 1,620,980
---------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                    $70,171,473
=======================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

+     Amount rounds to less than 0.1%.

(a) At July 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $68,176,352 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                          $ 1,578,109
      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                           (1,168,348)
                                                                            -----------
      Net unrealized appreciation                                           $   409,761
                                                                            ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2015 aggregated $78,498,923 and $75,223,804, respectively.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 37

Schedule of Investments | 7/31/15
Pioneer Solutions - Conservative Fund (continued)

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                              Annual                        Unrealized
 Notional                              Pay/                   Fixed          Expiration     Appreciation
 Principal ($)     Counterparty        Receive     Index      Rate           Date           (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR   2,400,000    Goldman Sachs       Receive     EUCPI      1.3250%        3/11/25        $ 9,160
                   International
EUR   2,400,000    Goldman Sachs       Pay         EUCPI      0.9500%        3/11/20         (2,368)
                   International
EUR   1,200,000    Goldman Sachs       Receive     EUCPI      1.3450%        3/13/25          1,853
                   International
EUR   1,200,000    Goldman Sachs       Pay         EUCPI      0.9550%        3/13/20           (846)
                   International
----------------------------------------------------------------------------------------------------------
                                                                                            $ 7,799
----------------------------------------------------------------------------------------------------------

EUCPI   Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Annual                Premiums     Unrealized
 Notional                          Pay/      Floating    Fixed    Expiration   Paid         Appreciation
 Principal ($)    Counterparty     Receive   Rate        Rate     Date         (Received)   (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR     224,029   London           Receive   EURIBOR     0.132%   2/10/25      $--          $  5,164
                  Clearing House             6 Month
GBP     273,434   London           Receive   LIBOR GBP   2.325%   3/20/45       --            (4,074)
                  Clearing House             6 Month
GBP     280,524   London           Receive   LIBOR GBP   2.340%   2/18/45       --            (4,702)
                  Clearing House             6 Month
GBP     213,724   London           Receive   LIBOR GBP   2.505%   3/13/45       --            (8,762)
                  Clearing House             6 Month
JPY  30,199,918   London           Pay       LIBOR JPY   2.070%   3/13/45       --            (1,363)
                  Clearing House             6 Month
JPY  40,514,700   London           Pay       LIBOR JPY   2.164%   2/18/45       --             1,614
                  Clearing House             6 Month
JPY  38,677,503   London           Pay       LIBOR JPY   2.034%   3/02/45       --            (2,994)
                  Clearing House             6 Month
SEK   2,127,723   London           Pay       LIBOR SEK   0.981%   2/10/25       --            (6,405)
                  Clearing House             3 Month
      2,137,675   London           Receive   LIBOR USD   1.628%   5/09/18       --            (8,674)
                  Clearing House             3 Month
      3,431,606   London           Receive   LIBOR USD   1.577%   5/14/18       --           (10,042)
                  Clearing House             3 Month
      6,870,576   London           Pay       LIBOR USD   1.247%   5/15/17       --             9,580
                  Clearing House             3 Month
      3,629,578   London           Receive   LIBOR USD   1.462%   5/02/18       --            (3,732)
                  Clearing House             3 Month
      7,259,157   London           Pay       LIBOR USD   1.153%   5/02/17       --             4,962
                  Clearing House             3 Month
      4,267,979   London           Pay       LIBOR USD   1.300%   5/09/17       --             8,561
                  Clearing House             3 Month
----------------------------------------------------------------------------------------------------------
                                                                               $--          $(20,867)
----------------------------------------------------------------------------------------------------------

NOTE:  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

       EUR   Euro
       GBP   British Pound Sterling
       JPY   Japanese Yen
       SEK   Swedish Krone

The accompanying notes are an integral part of these financial statements.

38 Pioneer Solutions Funds | Annual Report | 7/31/15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------------
                                 Level 1             Level 2           Level 3         Total
---------------------------------------------------------------------------------------------------
Mutual Funds                     $68,503,203         $      --         $--             $68,503,203
Purchased Put Options                     --             3,963          --                   3,963
Exchange-Traded Purchased
   Put Options                        78,895                --          --                  78,895
Exchange-Traded Purchased
   Call Options                           52                --          --                      52
---------------------------------------------------------------------------------------------------
Total                            $68,582,150         $   3,963         $--             $68,586,113
===================================================================================================
Other Financial Instruments
Net Unrealized Appreciation
   on Futures Contracts          $     6,754         $      --         $--             $     6,754
Net Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                     --           233,568          --                 233,568
Net unrealized Deprecation
   on Forward Foreign
   Currency Contracts                     --          (125,605)         --                (125,605)
Net Unrealized Appreciation
   on Inflation Swaps                     --             7,799          --                   7,799
Net Unrealized Depreciation
   on Interest Rate Swaps                 --           (20,867)         --                 (20,867)
Net Unrealized Appreciation on
   Exchange-Traded Written
   Put Options                        57,583                --          --                  57,583
---------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments         $    64,337         $  94,895         $--             $   159,232
===================================================================================================

During the year ended July 31, 2015, there were no transfers between Levels 1, 2, and 3.

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of July 31, 2015.

---------------------------------------------------------------------------------------------------
                                 Level 1              Level 2            Level 3          Total
---------------------------------------------------------------------------------------------------
Assets:
Foreign currencies, at value     $    --              $  1,453           $--              $  1,453
Futures collateral                    --               440,790            --               440,790
Swap collateral                       --               100,000            --               100,000
Variation margin for
   futures contracts              14,675                    --            --                14,675
Liabilities:
Variation margin for centrally
   cleared swap contracts             --                (4,260)           --                (4,260)
---------------------------------------------------------------------------------------------------
Total:                           $14,675              $537,983           $--              $552,658
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 39

Schedule of Investments | 7/31/15
Pioneer Solutions - Balanced Fund

---------------------------------------------------------------------------------------
 Shares                                                                    Value
---------------------------------------------------------------------------------------
              MUTUAL FUNDS -- 97.2%
              NON-PIONEER FUNDS -- 30.1%
     92,711   Aston/Fairpointe Mid Cap Fund Class I                        $  3,722,347
    188,952   Columbia Funds Series Trust I Contrarian Core Fund Class Y      4,340,227
    950,515   Doubleline Total Return Bond Fund Class I                      10,379,624
    116,892   iShares MSCI Canada ETF                                         2,986,591
     36,654   iShares MSCI Emerging Markets Minimum Volatility ETF            2,033,930
     52,079   iShares MSCI India ETF                                          1,617,053
     41,799   JOHCM Asia Ex-Japan Equity Fund Class IS                          438,472
     34,680   Market Vectors Vietnam ETF                                        637,072
    867,230   MFS Total Return Bond Fund Class I                              9,340,067
    239,196   Oak Ridge Small Cap Growth Fund Class K                        10,082,111
    460,634   T Rowe Price International Funds -- European Stock Fund         9,903,631
    845,390   Western Asset Core Plus Bond Fund Class IS                      9,806,524
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN NON-PIONEER FUNDS
              (Cost $66,356,505)                                           $ 65,287,649
---------------------------------------------------------------------------------------
              PIONEER FUNDS* -- 67.1%
  2,343,453   Pioneer Bond Fund Class K                                    $ 22,708,060
    495,230   Pioneer Core Equity Fund Class Y                                8,864,616
    793,446   Pioneer Dynamic Credit Fund Class Y                             7,521,871
    118,167   Pioneer Fund Class Y                                            4,486,798
    587,332   Pioneer Fundamental Growth Fund Class K                        11,776,007
  1,232,776   Pioneer Global Equity Fund Class K                             17,320,503
    642,422   Pioneer Global High Yield Fund Class Y                          5,730,404
    399,143   Pioneer Global Multisector Income Fund Class Y                  4,254,864
    435,573   Pioneer High Yield Fund Class Y                                 4,225,055
  1,224,139   Pioneer International Value Fund Class Y                       26,820,893
    601,957   Pioneer Long/Short Bond Fund Class Y                            6,037,629
     91,368   Pioneer Mid Cap Value Fund Class K                              2,392,014
    606,171   Pioneer Long/Short Opportunistic Credit Fund Class Y            6,043,525
    149,770   Pioneer Real Estate Shares Class Y                              4,385,251
    106,687   Pioneer Select Mid Cap Growth Fund Class K                      4,235,474
    812,196   Pioneer Strategic Income Fund Class K                           8,625,521
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN PIONEER FUNDS
              (Cost $132,747,142)                                          $145,428,485
---------------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $199,103,647)                                          $210,716,134
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
 Principal
 Amount ($)
---------------------------------------------------------------------------------------
              PURCHASED PUT OPTIONS -- 0.0%+
  2,182,463   Put USD/Call INR @ 63.25, 2/1/16                             $     11,945
---------------------------------------------------------------------------------------
              TOTAL PURCHASED PUT OPTIONS
              (Premiums paid $51,288)                                      $     11,945
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

40 Pioneer Solutions Funds | Annual Report | 7/31/15

---------------------------------------------------------------------------------------
 Contracts                                                                 Value
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED PUT OPTIONS -- 0.2%
         37   Russell 2000 Index @ 1,230, 9/18/15                          $     86,395
         52   Russell 2000 Index @ 1,220, 12/19/15                              240,500
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS
              (Premiums paid $476,828)                                     $    326,895
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED CALL
              OPTIONS -- 0.0%+
         25   Hong Kong Stock Exchange @ 15,200, 9/29/15                   $        161
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
              (Premiums paid $128,466)                                     $        161
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 97.4%
              (Cost $199,760,229) (a)                                      $211,055,135
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED WRITTEN PUT OPTIONS -- (0.1)%
        (25)  S&P 500 Index @ 2,050, 9/18/15                               $    (52,875)
        (52)  Russell 2000 Index @ 1,100, 12/19/15                              (88,400)
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
              (Premiums received $(321,168))                               $   (141,275)
---------------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 2.7%                         $  5,844,306
---------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                   $216,758,166
=======================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

+     Amount rounds to less than 0.1%.

(a) At July 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $201,312,277 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                          $14,342,696
      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                           (4,599,838)
                                                                            -----------
         Net unrealized appreciation                                        $ 9,742,858
                                                                            ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2015 aggregated $193,976,082 and $194,045,939, respectively.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 41

Schedule of Investments | 7/31/15
Pioneer Solutions - Balanced Fund (continued)

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                              Annual                        Unrealized
 Notional                              Pay/                   Fixed          Expiration     Appreciation
 Principal ($)     Counterparty        Receive     Index      Rate           Date           (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR   7,400,000    Goldman Sachs       Receive     EUCPI      1.3250%        3/11/25        $28,242
                   International
EUR   7,400,000    Goldman Sachs       Pay         EUCPI      0.9500%        3/11/20         (7,301)
                   International
EUR   3,700,000    Goldman Sachs       Receive     EUCPI      1.3450%        3/13/25          5,713
                   International
EUR   3,700,000    Goldman Sachs       Pay         EUCPI      0.9550%        3/13/20         (2,608)
                   International
----------------------------------------------------------------------------------------------------------
                                                                                            $24,046
----------------------------------------------------------------------------------------------------------

EUCPI   Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Annual                Premiums     Unrealized
 Notional                          Pay/      Floating    Fixed    Expiration   Paid         Appreciation
 Principal ($)    Counterparty     Receive   Rate        Rate     Date         (Received)   (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR     677,667   London           Receive   EURIBOR     0.132%   2/10/25      $--          $ 15,619
                  Clearing House             6 Month
GBP     834,908   London           Receive   LIBOR GBP   2.325%   3/20/45       --           (12,440)
                  Clearing House             6 Month
GBP     849,873   London           Receive   LIBOR GBP   2.340%   2/18/45       --           (14,244)
                  Clearing House             6 Month
GBP     651,797   London           Receive   LIBOR GBP   2.505%   3/13/45       --           (26,720)
                  Clearing House             6 Month
JPY  92,086,625   London           Pay       LIBOR JPY   2.070%   3/13/45       --            (4,157)
                  Clearing House             6 Month
JPY 123,025,291   London           Pay       LIBOR JPY   2.164%   2/18/45       --             4,901
                  Clearing House             6 Month
JPY 118,103,273   London           Pay       LIBOR JPY   2.034%   3/02/45       --            (9,142)
                  Clearing House             6 Month
SEK   6,482,000   London           Pay       LIBOR SEK   0.981%   2/10/25       --           (19,514)
                  Clearing House             3 Month
      6,515,753   London           Receive   LIBOR USD   1.628%   5/09/18       --           (26,439)
                  Clearing House             3 Month
     10,457,931   London           Receive   LIBOR USD   1.577%   5/14/18       --           (30,597)
                  Clearing House             3 Month
     20,938,303   London           Pay       LIBOR USD   1.247%   5/15/17       --            29,194
                  Clearing House             3 Month
     11,140,420   London           Receive   LIBOR USD   1.462%   5/02/18       --           (11,456)
                  Clearing House             3 Month
     22,280,841   London           Pay       LIBOR USD   1.153%   5/02/17       --            15,229
                  Clearing House             3 Month
     13,009,038   London           Pay       LIBOR USD   1.300%   5/09/17       --            26,094
                  Clearing House             3 Month
----------------------------------------------------------------------------------------------------------
                                                                               $--          $(63,672)
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

42 Pioneer Solutions Funds | Annual Report | 7/31/15

NOTE:  Principal amounts are denominated in U.S. dollars unless otherwise noted:

       EUR   Euro
       GBP   British Pound Sterling
       JPY   Japanese Yen
       SEK   Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------------
                               Level 1              Level 2           Level 3         Total
---------------------------------------------------------------------------------------------------
Mutual Funds                   $210,716,134         $      --         $--             $210,716,134
Purchased Put Options                    --            11,945          --                   11,945
Exchange-Traded Purchased
   Put Options                      326,895                --          --                  326,895
Exchange-Traded Purchased
   Call Options                         161                --          --                      161
---------------------------------------------------------------------------------------------------
Total                          $211,043,190         $  11,945         $--             $211,055,135
===================================================================================================
Other Financial Instruments
Net Unrealized Appreciation
   on Futures Contracts        $     25,323         $      --         $--             $     25,323
Net Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                    --           716,784          --                  716,784
Net Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                    --          (386,611)         --                 (386,611)
Net Unrealized Appreciation
   on Inflation Swaps                    --            24,046          --                   24,046
Net Unrealized Depreciation
   on Interest Rate Swaps                --           (63,672)         --                  (63,672)
Net Unrealized Appreciation
   on Exchange-Traded
   Written Put Options              179,893                --          --                  179,893
---------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments       $    205,216         $ 290,547         $--             $    495,763
===================================================================================================

During the year ended July 31, 2015, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 43

Schedule of Investments | 7/31/15
Pioneer Solutions - Balanced Fund (continued)

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of July 31, 2015.

---------------------------------------------------------------------------------------------------
                               Level 1              Level 2           Level 3         Total
---------------------------------------------------------------------------------------------------
Assets:
Foreign currencies, at value   $    --              $    4,569        $    --         $    4,569
Futures collateral                  --               1,434,519             --          1,434,519
Swap collateral                     --                 300,000             --            300,000
Variation margin for
   futures contracts            46,444                      --             --             46,444
Liabilities:
Variation margin for
   centrally cleared
   swap contracts                   --                  (8,566)            --             (8,566)
---------------------------------------------------------------------------------------------------
Total:                         $46,444              $1,730,522        $    --         $1,776,966
===================================================================================================

The accompanying notes are an integral part of these financial statements.

44 Pioneer Solutions Funds | Annual Report | 7/31/15

Schedule of Investments | 7/31/15
Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------
 Shares                                                                    Value
---------------------------------------------------------------------------------------
              MUTUAL FUNDS -- 98.3%
              NON-PIONEER FUNDS -- 28.1%
    214,547   Aston/Fairpointe Mid Cap Fund Class I                        $  8,614,062
    592,984   Columbia Funds Series Trust I Contrarian Core Fund Class Y     13,620,842
    642,554   Doubleline Total Return Bond Fund Class I                       7,016,690
    295,280   iShares MSCI Canada ETF                                         7,544,404
     61,731   iShares MSCI Emerging Markets Minimum Volatility ETF            3,425,453
     89,220   iShares MSCI India ETF                                          2,770,281
    346,969   JOHCM Asia Ex-Japan Equity Fund Class IS                        3,639,709
    671,769   JPMorgan Intrepid European Fund Class IS                       17,647,372
     59,196   Market Vectors Vietnam ETF                                      1,087,430
    478,461   Oak Ridge Small Cap Growth Fund Class K                        20,167,131
    824,702   T Rowe Price International Funds -- European Stock Fund        17,731,093
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN NON-PIONEER FUNDS
              (Cost $103,342,322)                                          $103,264,467
---------------------------------------------------------------------------------------
              PIONEER FUNDS* -- 70.2%
  2,934,921   Pioneer Bond Fund Class K                                    $ 28,439,385
  1,247,982   Pioneer Core Equity Fund Class Y                               22,338,873
    438,752   Pioneer Fund Class Y                                           16,659,399
  1,392,255   Pioneer Fundamental Growth Fund Class K                        27,914,713
  2,749,899   Pioneer Global Equity Fund Class K                             38,636,081
    405,895   Pioneer Global Multisector Income Fund Class Y                  4,326,840
  2,379,736   Pioneer International Value Fund Class Y                       52,140,025
  1,027,637   Pioneer Long/Short Bond Fund Class Y                           10,307,199
    569,372   Pioneer Mid-Cap Value Fund Class K                             14,906,159
  1,034,831   Pioneer Long/Short Opportunistic Credit Fund Class Y           10,317,265
    378,259   Pioneer Real Estate Shares Class Y                             11,075,419
    234,082   Pioneer Select Mid Cap Growth Fund Class K                      9,293,055
  1,144,336   Pioneer Strategic Income Fund Class K                          12,152,848
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN PIONEER FUNDS
              (Cost $227,114,037)                                          $258,507,261
---------------------------------------------------------------------------------------
              TOTAL MUTUAL FUNDS
              (Cost $330,456,359)                                          $361,771,728
---------------------------------------------------------------------------------------
 Principal
 Amount ($)
---------------------------------------------------------------------------------------
              PURCHASED PUT OPTIONS -- 0.0%+
  3,580,446   Put USD/Call INR @ 63.25, 2/1/16                             $     19,597
---------------------------------------------------------------------------------------
              TOTAL PURCHASED PUT OPTIONS
              (Premiums paid $84,140)                                      $     19,597
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 45

Schedule of Investments | 7/31/15
Pioneer Solutions - Growth Fund (continued)

---------------------------------------------------------------------------------------
 Contracts                                                                 Value
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED PUT OPTIONS -- 0.3%
        187   Euro Stoxx 50 @ 3,500, 12/18/15                              $    272,241
         89   Russell 2000 Index @ 1,200, 3/18/16                               522,430
         61   Russell 2000 Index @ 1,230, 9/18/15                               142,435
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED PURCHASED PUT OPTIONS
              (Premiums paid $1,137,609)                                   $    937,106
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED PURCHASED CALL
              OPTIONS -- 0.0%+
         40   Hong Kong Stock Exchange @ 15,200, 9/29/15                   $        258
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED PURCHASED CALL OPTIONS
              (Premiums paid $205,545)                                     $        258
---------------------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 98.6%
              (Cost $331,883,653) (a)                                      $362,728,689
---------------------------------------------------------------------------------------
              EXCHANGE-TRADED WRITTEN PUT OPTIONS -- (0.1)%
       (187)  Euro stoxx 50 @ 3,150, 12/18/15                              $    (91,944)
        (42)  S&P 500 Index @ 2,050, 9/18/15                                    (88,830)
        (89)  Russell 2000 Index @ 1,100, 3/18/16                              (276,790)
---------------------------------------------------------------------------------------
              TOTAL EXCHANGE-TRADED WRITTEN PUT OPTIONS
              (Premiums received $(741,855))                               $   (457,564)
---------------------------------------------------------------------------------------
              OTHER ASSETS AND LIABILITIES -- 1.5%                         $  5,707,485
---------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                   $367,978,610
=======================================================================================

*     Affiliated funds managed by Pioneer Investment Management, Inc.

+     Amount rounds to less than 0.1%.

(a) At July 31, 2015, the net unrealized appreciation on investments based on cost for federal tax purposes of $332,478,085 was as follows:

      Aggregate gross unrealized appreciation for all investments in which
         there is an excess of tax cost over value                          $35,170,575
      Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value                           (4,919,971)
                                                                            -----------
      Net unrealized appreciation                                           $30,250,604
                                                                            -----------

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2015 aggregated $321,637,898 and $317,922,359, respectively.

The accompanying notes are an integral part of these financial statements.

46 Pioneer Solutions Funds | Annual Report | 7/31/15

INFLATION RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                              Annual                        Unrealized
 Notional                              Pay/                   Fixed          Expiration     Appreciation
 Principal ($)     Counterparty        Receive     Index      Rate           Date           (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR  12,300,000    Goldman Sachs       Receive     EUCPI      1.3250%        3/11/25        $ 46,944
                   International
EUR  12,300,000    Goldman Sachs       Pay         EUCPI      0.9500%        3/11/20         (12,136)
                   International
EUR   6,150,000    Goldman Sachs       Receive     EUCPI      1.3450%        3/13/25           9,496
                   International
EUR   6,150,000    Goldman Sachs       Pay         EUCPI      0.9550%        3/13/20          (4,336)
                   International
----------------------------------------------------------------------------------------------------------
                                                                                            $ 39,968
----------------------------------------------------------------------------------------------------------

EUCPI   Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

----------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Annual                Premiums     Unrealized
 Notional                          Pay/      Floating    Fixed    Expiration   Paid         Appreciation
 Principal ($)    Counterparty     Receive   Rate        Rate     Date         (Received)   (Depreciation)
----------------------------------------------------------------------------------------------------------
EUR   1,116,002   London           Receive   EURIBOR     0.132%   2/10/25      $--          $  25,723
                  Clearing House             6 Month
GBP   1,393,219   London           Receive   LIBOR GBP   2.325%   3/20/45       --            (20,759)
                  Clearing House             6 Month
GBP   1,403,875   London           Receive   LIBOR GBP   2.340%   2/18/45       --            (23,529)
                  Clearing House             6 Month
GBP   1,078,441   London           Receive   LIBOR GBP   2.505%   3/13/45       --            (44,211)
                  Clearing House             6 Month
JPY 152,391,091   London           Pay       LIBOR JPY   2.070%   3/13/45       --             (6,879)
                  Clearing House             6 Month
JPY 202,884,872   London           Pay       LIBOR JPY   2.164%   2/18/45       --              8,082
                  Clearing House             6 Month
JPY 197,069,455   London           Pay       LIBOR JPY   2.034%   3/02/45       --            (15,255)
                  Clearing House             6 Month
SEK  10,599,294   London           Pay       LIBOR SEK   0.981%   2/10/25       --            (31,910)
                  Clearing House             3 Month
     10,878,870   London           Receive   LIBOR USD   1.628%   5/09/18       --            (44,143)
                  Clearing House             3 Month
     17,470,892   London           Receive   LIBOR USD   1.577%   5/14/18       --            (51,113)
                  Clearing House             3 Month
     34,979,275   London           Pay       LIBOR USD   1.247%   5/15/17       --             48,772
                  Clearing House             3 Month
     18,724,707   London           Receive   LIBOR USD   1.462%   5/02/18       --            (19,255)
                  Clearing House             3 Month
     37,449,415   London           Pay       LIBOR USD   1.153%   5/02/17       --             25,597
                  Clearing House             3 Month
     21,720,226   London           Pay       LIBOR USD   1.300%   5/09/17       --             43,566
                  Clearing House             3 Month
----------------------------------------------------------------------------------------------------------
                                                                               $--          $(105,314)
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 47

Schedule of Investments | 7/31/15
Pioneer Solutions - Growth Fund (continued)

NOTE:  Principal amounts are denominated in U.S. dollars unless otherwise noted:

       EURO  Euro
       GBP   British Pound Sterling
       JPY   Japanese Yen
       SEK   Swedish Krone

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of July 31, 2015, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------------
                               Level 1              Level 2           Level 3         Total
---------------------------------------------------------------------------------------------------
Mutual Funds                   $361,771,728         $       --        $--             $361,771,728
Purchased Put Options                    --             19,597         --                   19,597
Exchange-Traded Purchased
   Put Options                      937,106                 --         --                  937,106
Exchange-Traded Purchased
   Call Options                         258                 --         --                      258
---------------------------------------------------------------------------------------------------
Total                          $362,709,092         $   19,597        $--             $362,728,689
===================================================================================================
Other Financial Instruments
Net Unrealized Appreciation
   on Futures Contracts        $     37,277         $       --        $--             $     37,277
Net Unrealized Appreciation
   on Forward Foreign
   Currency Contracts                    --          1,187,148         --                1,187,148
Net Unrealized Depreciation
   on Forward Foreign
   Currency Contracts                    --           (780,609)        --                 (780,609)
Net Unrealized Appreciation
   on Inflation Swaps                    --             39,968         --                   39,968
Net Unrealized Depreciation
   on Interest Rate Swaps                --           (105,314)        --                 (105,314)
Net Unrealized Appreciation
   on Exchange-Traded
   Written Call Options             284,291                 --         --                  284,291
---------------------------------------------------------------------------------------------------
Total Other
   Financial Instruments       $    321,568         $  341,193        $--             $    662,761
===================================================================================================

During the year ended July 31, 2015, there were no transfers between Levels 1, 2, and 3.

The accompanying notes are an integral part of these financial statements.

48 Pioneer Solutions Funds | Annual Report | 7/31/15

The following is a summary of the fair valuation of certain Fund's assets and liabilities as of July 31, 2015.

---------------------------------------------------------------------------------------------------
                               Level 1              Level 2           Level 3         Total
---------------------------------------------------------------------------------------------------
Assets:
Foreign currencies, at value   $    --              $    7,487        $--             $    7,487
Futures collateral                  --               2,566,071         --              2,566,071
Swap collateral                     --                 500,000         --                500,000
Variation margin for
   futures contracts            84,173                      --         --                 84,173
Liabilities:
Variation margin for
   centrally cleared
   swap contracts                   --                 (15,657)        --                (15,657)
---------------------------------------------------------------------------------------------------
Total:                         $84,173              $3,057,901        $--             $3,142,074
===================================================================================================

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 49

Statements of Assets and Liabilities | 7/31/15

--------------------------------------------------------------------------------------------------------
                                                        Pioneer          Pioneer           Pioneer
                                                        Solutions -      Solutions -       Solutions -
                                                        Conservative     Balanced          Growth
                                                        Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated issuers, at
     value (at cost $48,163,089, $132,747,142
     and $227,114,037, respectively)                    $49,243,776      $145,428,485      $258,507,261
  Investments in securities of unaffiliated issuers,
     at value (at cost $19,769,047, $67,013,087
     and $104,769,616, respectively)                     19,342,337        65,626,650       104,221,428
  Cash                                                    1,110,355         3,654,762         3,003,155
  Foreign currencies, at value (at cost $1,483,
     $4,780 and $7,948, respectively)                         1,453             4,569             7,487
  Futures collateral                                        440,790         1,434,519         2,566,071
  Swap collateral                                           100,000           300,000           500,000
  Net unrealized appreciation on
     futures contracts                                        6,754            25,323            37,277
  Net unrealized appreciation on forward
     foreign currency contracts                             233,568           716,784         1,187,148
  Receivables for:
     Investment Funds sold                                       --                --            80,246
     Capital stock sold                                       6,425           302,472            85,246
     Dividends                                              117,342           227,471           150,819
     Due from Pioneer Investment
        Management, Inc.                                     42,138                --             2,034
     Variation margin for futures contracts                  14,675            46,444            84,173
  Other assets                                               52,916            53,649            16,129
--------------------------------------------------------------------------------------------------------
        Total assets                                    $70,712,529      $217,821,128      $370,448,474
========================================================================================================
LIABILITIES:
  Written options (premiums received $(93,203),
     $(321,168) and $(741,855), respectively)                35,620           141,275           457,564
  Net unrealized depreciation on swap contracts              13,068            39,626            65,346
  Net unrealized depreciation on forward
     foreign currency contracts                             125,605           386,611           780,609
  Payables for:
     Investment Funds purchased                              40,954           127,989           433,378
     Capital stock redeemed                                 216,029           161,967           403,463
     Variation margin for centrally cleared
        swap contracts                                        4,260             8,566            15,657
  Due to affiliates                                          45,139           152,358           243,239
  Distributions to shareowners                                  466                --               117
  Accrued expenses and other liabilities                     59,915            44,570            70,491
--------------------------------------------------------------------------------------------------------
        Total liabilities:                              $   541,056      $  1,062,962      $  2,469,864
========================================================================================================

The accompanying notes are an integral part of these financial statements.

50 Pioneer Solutions Funds | Annual Report | 7/31/15

--------------------------------------------------------------------------------------------------------
                                                        Pioneer          Pioneer           Pioneer
                                                        Solutions -      Solutions -       Solutions -
                                                        Conservative     Balanced          Growth
                                                        Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                       $62,470,463      $190,068,793      $314,509,142
  Undistributed net investment income                       509,389         1,958,210           427,734
  Accumulated net realized gain on investments,
     futures contracts, swap contracts, written
     options and foreign currency transactions            6,378,537        12,940,995        21,536,519
  Net unrealized appreciation on investments                653,977        11,294,906        30,845,036
  Net unrealized appreciation on futures contracts            6,754            25,323            37,277
  Net unrealized depreciation on swap contracts             (13,068)          (39,626)          (65,346)
  Net unrealized appreciation on written options             57,583           179,893           284,291
  Net unrealized appreciation on forward
     foreign currency contracts and other
     assets and liabilities denominated in
     foreign currencies                                     107,838           329,672           403,957
--------------------------------------------------------------------------------------------------------
        Total net assets                                $70,171,473      $216,758,166      $367,978,610
========================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of
  shares authorized)
  Net Assets of Class A shares                          $48,720,630      $140,862,885      $273,762,520
  Net Assets of Class C shares                          $21,259,533      $ 74,720,168      $ 92,649,713
  Net Assets of Class R shares                          $    10,036      $     10,034      $     10,042
  Net Assets of Class Y shares                          $   181,274      $  1,165,079      $  1,556,335
  Class A Shares outstanding                              4,134,152        11,019,605        19,778,547
  Class C Shares outstanding                              1,862,440         6,310,438         7,081,640
  Class R Shares outstanding                                    852               785               725
  Class Y Shares outstanding                                 16,207            90,017           110,273
  Net Asset Value - Class A shares                      $     11.78      $      12.78      $      13.84
  Net Asset Value - Class C shares                      $     11.41      $      11.84      $      13.08
  Net Asset Value - Class R shares                      $     11.78      $      12.78      $      13.84*
  Net Asset Value - Class Y shares                      $     11.18      $      12.94      $      14.11
MAXIMUM OFFERING PRICE:
  Class A (100/94.25 x net asset value
     per share)                                         $     12.50      $      13.56      $      14.68
========================================================================================================

* Net asset value per share amount does not calculate due to the rounding of net assets and/or shares outstanding.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 51

Statements of Operations

For the Year Ended 7/31/15

--------------------------------------------------------------------------------------------------------
                                                        Pioneer          Pioneer           Pioneer
                                                        Solutions -      Solutions -       Solutions -
                                                        Conservative     Balanced          Growth
                                                        Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from underlying
    affiliated funds                                    $ 2,051,366      $  5,559,584      $  8,145,322
  Dividend income from underlying
    unaffiliated funds                                      269,471           791,349           784,791
  Interest                                                    1,951             5,147             7,933
--------------------------------------------------------------------------------------------------------
       Total Investment Income                          $ 2,322,788      $  6,356,080      $  8,938,046
--------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                       $    94,458      $    289,026      $    430,396
  Transfer agent fees
    Class A                                                  36,077           128,016           319,635
    Class B*                                                  1,514             6,215            11,499
    Class C                                                  11,608            34,505            57,976
    Class Y                                                     239               399               353
  Distribution fees
    Class A                                                 124,196           351,911           606,872
    Class B*                                                  4,963            17,846            29,334
    Class C                                                 223,400           767,298           840,296
    Class R                                                       4                 4                 4
  Shareholder communications expense                         38,246           120,214           207,555
  Administrative fees                                        31,753            76,796           110,856
  Custodian fees                                             29,676            28,969            37,210
  Registration fees                                          63,778            76,531            95,345
  Professional fees                                          46,421            40,002           106,228
  Printing fees                                              24,724            17,884            24,333
  Pricing fees                                                1,250             1,300             1,200
  Fees and expenses of non-affiliated trustees                6,923             7,093            10,567
  Insurance expense                                             862             2,764             2,958
  Miscellaneous                                               6,057            39,044             9,714
--------------------------------------------------------------------------------------------------------
    Total expenses                                      $   746,149      $  2,005,817      $  2,902,331
    Less fees waived and expenses reimbursed
       by Pioneer Investment Management, Inc.           $   (62,379)     $     (4,165)     $     (7,025)
--------------------------------------------------------------------------------------------------------
    Net expenses                                        $   683,770      $  2,001,652      $  2,895,306
--------------------------------------------------------------------------------------------------------
       Net investment income                            $ 1,639,018      $  4,354,428      $  6,042,740
--------------------------------------------------------------------------------------------------------

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

52 Pioneer Solutions Funds | Annual Report | 7/31/15

For the Year Ended 7/31/15

--------------------------------------------------------------------------------------------------------
                                                        Pioneer          Pioneer           Pioneer
                                                        Solutions -      Solutions -       Solutions -
                                                        Conservative     Balanced          Growth
                                                        Fund             Fund              Fund
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS,
SWAP CONTRACTS, WRITTEN OPTIONS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Underlying affiliated funds                         $ 6,310,627      $ 25,154,380      $ 55,596,808
    Underlying unaffiliated funds                           164,586         3,634,622         5,768,522
    Capital gain on distributions from
      underlying affiliated funds                         1,571,945         7,173,634        13,489,817
    Capital gain on distributions from
      underlying unaffiliated funds                         109,029         1,592,345         3,414,871
    Futures contracts                                       156,084           815,651         1,760,285
    Swap contracts                                          (20,202)          (52,635)          (85,315)
    Written options                                          73,224           221,507           369,105
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                                 (69,643)         (212,827)         (317,871)
--------------------------------------------------------------------------------------------------------
                                                        $ 8,295,650      $ 38,326,677      $ 79,996,222
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) on:
    Underlying affiliated funds                         $(8,382,981)     $(34,889,932)     $(67,398,316)
    Underlying unaffiliated funds                          (426,710)       (1,386,437)       (3,051,427)
    Futures contracts                                         6,754            25,323            37,277
    Swap contracts                                          (13,068)          (39,626)          (65,346)
    Written options                                          57,583           179,893           284,291
    Forward foreign currency contracts and
      other assets and liabilities denominated
      in foreign currencies                                 107,838           329,672           403,957
--------------------------------------------------------------------------------------------------------
                                                        $(8,650,584)     $(35,781,107)     $(69,789,564)
--------------------------------------------------------------------------------------------------------
  Net increase (decrease) on investments,
    futures contracts, swap contracts, written
    options and foreign currency transactions           $  (354,934)     $  2,545,570      $ 10,206,658
--------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
    from operations                                     $ 1,284,084      $  6,899,998      $ 16,249,398
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 53

Statements of Changes in Net Assets

----------------------------------------------------------------------------------------------
                                      Pioneer Solutions -           Pioneer Solutions -
                                       Conservative Fund               Balanced Fund
                                    ---------------------------   ----------------------------
                                    Year           Year           Year           Year
                                    Ended          Ended          Ended          Ended
                                    7/31/15        7/31/14        7/31/15        7/31/14
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income               $  1,639,018   $  1,301,536   $  4,354,428   $  2,818,994
Net realized gain on
  investments, futures contracts,
  swap contracts, written options
  and foreign currency
  transactions                         8,295,650      1,850,622     38,326,677     10,709,663
Change in net unrealized
  appreciation (depreciation)
  on investments, futures
  contracts, swap contracts,
  written options and foreign
  currency transactions               (8,650,584)     1,439,336    (35,781,107)     7,279,886
----------------------------------------------------------------------------------------------
  Net increase in net assets
     resulting from operations      $  1,284,084   $  4,591,494   $  6,899,998   $ 20,808,543
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.31, $0.36, $0.36
     and $0.21, respectively)       $ (1,323,297)  $ (1,350,144)  $ (4,057,950)  $ (2,249,406)
  Class B* ($0.00, $0.22, $0.00
     and $0.04, respectively)                 --        (55,077)            --        (34,306)
  Class C ($0.23, $0.28, $0.29
     and $0.15, respectively)           (444,119)      (519,914)    (1,842,345)      (947,689)
  Class Y ($0.34, $0.27, $0.40
     and $0.24, respectively)             (3,714)        (3,739)      (101,158)       (65,977)
----------------------------------------------------------------------------------------------
     Total distributions
       to shareowners               $ (1,771,130)  $ (1,928,874)  $ (6,001,453)  $ (3,297,378)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or
  exchange of shares                $ 17,667,510   $ 16,042,138   $ 55,416,356   $ 39,270,319
Reinvestment of distributions          1,578,566      1,723,597      5,480,964      3,036,320
Cost of shares repurchased           (19,772,188)   (17,505,472)   (66,926,229)   (45,544,611)
----------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets resulting from
       Fund share transactions          (526,112)       260,263     (6,028,909)    (3,237,972)
----------------------------------------------------------------------------------------------
     Net increase (decrease) in
       net assets                   $ (1,013,158)  $  2,922,883   $ (5,130,364)  $ 14,273,193
NET ASSETS:
Beginning of year                     71,184,631     68,261,748    221,888,530    207,615,337
----------------------------------------------------------------------------------------------
End of year                         $ 70,171,473   $ 71,184,631   $216,758,166   $221,888,530
----------------------------------------------------------------------------------------------
Undistributed net investment
  income, end of year               $    509,389   $    558,475   $  1,958,210   $  2,876,795
==============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

54 Pioneer Solutions Funds | Annual Report | 7/31/15

----------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions -
                                                                        Growth Fund
                                                                 -----------------------------
                                                                 Year             Year
                                                                 Ended            Ended
                                                                 7/31/15          7/31/14
----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $   6,042,740   $  2,354,017
Net realized gain on investments, futures contracts, swap
  contracts, written options and foreign currency transactions      79,996,222     11,147,586
Change in net unrealized appreciation (depreciation) on
  investments, futures contracts, swap contracts, written
  options and foreign currency transactions                        (69,789,564)    12,104,219
----------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations        $  16,249,398   $ 25,605,822
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.43 and $0.19, respectively)                        $  (7,525,388)  $ (2,221,392)
  Class B* ($0.00 and $0.02, respectively)                                  --        (28,898)
  Class C ($0.29 and $0.12, respectively)                           (1,855,255)      (555,724)
  Class Y ($0.49 and $0.21, respectively)                              (44,315)       (23,647)
----------------------------------------------------------------------------------------------
        Total distributions to shareowners                       $  (9,424,958)  $ (2,829,661)
----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales or exchange of shares                    $  96,987,598   $ 38,239,391
Shares issued in reorganization                                    128,735,046             --
Reinvestment of distributions                                        8,865,489      2,678,217
Cost of shares repurchased                                        (112,416,920)   (46,083,872)
----------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from Fund
     share transactions                                            122,171,213     (5,166,264)
----------------------------------------------------------------------------------------------
Net increase in net assets                                       $ 128,995,653   $ 17,609,897
NET ASSETS:
Beginning of year                                                  238,982,957    221,373,060
----------------------------------------------------------------------------------------------
End of year                                                      $ 367,978,610   $238,982,957
----------------------------------------------------------------------------------------------
Undistributed net investment income, end of year                 $     427,734   $  2,422,529
==============================================================================================

* Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 55

----------------------------------------------------------------------------------------------
                                               Pioneer Solutions - Conservative Fund
                                    ----------------------------------------------------------
                                    '15 Shares     '15 Amount     '14 Shares     '14 Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                         1,031,082      $ 12,223,056    887,243       $ 10,329,684
Reinvestment of distributions         108,783         1,262,977    114,334          1,312,556
Less shares repurchased              (956,434)      (11,307,540)  (926,350)       (10,750,423)
----------------------------------------------------------------------------------------------
      Net increase                    183,431      $  2,178,493     75,227       $    891,817
==============================================================================================
Class B*
Shares sold or exchanged                4,713      $     54,608      8,303       $     94,672
Reinvestment of distributions              --                --      4,767             54,011
Less shares repurchased              (167,693)       (1,956,877)  (148,745)        (1,699,869)
----------------------------------------------------------------------------------------------
      Net decrease                   (162,980)     $ (1,902,269)  (135,675)      $ (1,551,186)
==============================================================================================
Class C
Shares sold                           449,788      $  5,153,733    494,388       $  5,586,236
Reinvestment of distributions          27,838           314,573     31,902            356,669
Less shares repurchased              (552,635)       (6,340,742)  (441,817)        (5,000,197)
----------------------------------------------------------------------------------------------
      Net increase (decrease)         (75,009)     $   (872,436)    84,473       $    942,708
==============================================================================================
Class R**
Shares sold                               852      $     10,000         --       $         --
Reinvestment of distributions              --                --         --                 --
Less shares repurchased                    --                --         --                 --
----------------------------------------------------------------------------------------------
      Net increase                        852      $     10,000         --       $         --
==============================================================================================
Class Y
Shares sold                            20,095      $    226,113      2,819       $     31,546
Reinvestment of distributions              92             1,016         33                361
Less shares repurchased               (14,868)         (167,029)    (4,982)           (54,983)
----------------------------------------------------------------------------------------------
      Net increase (decrease)           5,319      $     60,100     (2,130)      $    (23,076)
==============================================================================================

*  Class B shares converted to Class A shares on November 10, 2014.

** Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

56 Pioneer Solutions Funds | Annual Report | 7/31/15

----------------------------------------------------------------------------------------------
                                                 Pioneer Solutions - Balanced Fund
                                    ----------------------------------------------------------
                                    '15 Shares     '15 Amount     '14 Shares     '14 Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                          2,760,903     $ 35,328,996    1,730,399     $ 21,244,963
Reinvestment of distributions          321,862        4,007,203      181,389        2,225,640
Less shares repurchased             (2,790,215)     (35,605,966)  (2,140,186)     (26,312,690)
----------------------------------------------------------------------------------------------
      Net increase (decrease)          292,550     $  3,730,233     (228,398)    $ (2,842,087)
==============================================================================================
Class B*
Shares sold or exchanged                 4,580     $     57,272       24,572     $    288,491
Reinvestment of distributions               --               --        2,819           33,719
Less shares repurchased               (552,570)      (6,850,527)    (369,252)      (4,391,960)
----------------------------------------------------------------------------------------------
      Net decrease                    (547,990)    $ (6,793,255)    (341,861)    $ (4,069,750)
==============================================================================================
Class C
Shares sold                          1,593,895     $ 18,785,422    1,500,562     $ 17,145,235
Reinvestment of distributions          120,194        1,391,842       63,300          724,152
Less shares repurchased             (1,782,588)     (21,049,291)  (1,136,287)     (13,011,583)
----------------------------------------------------------------------------------------------
      Net increase (decrease)          (68,499)    $   (872,027)     427,575     $  4,857,804
==============================================================================================
Class R**
Shares sold                                785     $     10,000           --     $         --
Reinvestment of distributions               --               --           --               --
Less shares repurchased                     --               --           --               --
----------------------------------------------------------------------------------------------
      Net increase                         785     $     10,000           --     $         --
==============================================================================================
Class Y
Shares sold                             95,503     $  1,234,666       47,248     $    591,630
Reinvestment of distributions            6,507           81,919        4,259           52,809
Less shares repurchased               (263,563)      (3,420,445)    (148,680)      (1,828,378)
----------------------------------------------------------------------------------------------
      Net decrease                    (161,553)    $ (2,103,860)     (97,173)    $ (1,183,939)
==============================================================================================

*  Class B shares converted to Class A shares on November 10, 2014.

** Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 57

----------------------------------------------------------------------------------------------
                                                  Pioneer Solutions - Growth Fund
                                    ----------------------------------------------------------
                                    '15 Shares     '15 Amount     '14 Shares     '14 Amount
----------------------------------------------------------------------------------------------
Class A
Shares sold                          5,098,015     $ 70,468,710    1,736,995     $ 22,612,720
Shares issued in reorganization      7,751,322      105,417,866           --               --
Reinvestment of distributions          557,018        7,471,054      169,003        2,208,870
Less shares repurchased             (5,639,566)     (77,819,585)  (2,034,554)     (26,595,672)
----------------------------------------------------------------------------------------------
      Net increase (decrease)        7,766,789     $105,538,045     (128,556)    $ (1,774,082)
==============================================================================================
Class B*
Shares sold or exchanged                 4,535     $     55,320       14,332     $    164,771
Shares issued in reorganization             --               --           --               --
Reinvestment of distributions               --               --        2,462           28,776
Less shares repurchased               (935,783)     (11,405,246)    (681,493)      (7,889,671)
----------------------------------------------------------------------------------------------
      Net decrease                    (931,248)    $(11,349,926)    (664,699)    $ (7,696,124)
==============================================================================================
Class C
Shares sold                          1,970,853     $ 25,551,053    1,219,202     $ 15,073,934
Shares issued in reorganization      1,784,198       22,944,724           --               --
Reinvestment of distributions          108,063        1,373,821       34,448          426,113
Less shares repurchased             (1,719,846)     (22,406,111)    (868,349)     (10,778,809)
----------------------------------------------------------------------------------------------
      Net increase                   2,143,268     $ 27,463,487      385,301     $  4,721,238
==============================================================================================
Class R**
Shares sold                                725     $     10,000           --     $         --
Shares issued in reorganization             --               --           --               --
Reinvestment of distributions               --               --           --               --
Less shares repurchased                     --               --           --               --
----------------------------------------------------------------------------------------------
      Net increase                         725     $     10,000           --     $         --
==============================================================================================
Class Y
Shares sold                             63,929     $    902,515       29,478     $    387,966
Shares issued in reorganization         26,873          372,456           --               --
Reinvestment of distributions            1,508           20,614        1,086           14,458
Less shares repurchased                (56,328)        (785,978)     (60,880)        (819,720)
----------------------------------------------------------------------------------------------
      Net increase (decrease)           35,982     $    509,607      (30,316)    $   (417,296)
==============================================================================================

*  Class B shares converted to Class A shares on November 10, 2014.

** Class R shares commenced operations on July 1, 2015.

The accompanying notes are an integral part of these financial statements.

58 Pioneer Solutions Funds | Annual Report | 7/31/15

Financial Highlights

-------------------------------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions - Conservative Fund
                                                               ----------------------------------------------------
                                                               Year       Year       Year       Year       Year
                                                               Ended      Ended      Ended      Ended      Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12    7/31/11
-------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                             $ 11.86    $ 11.42    $ 10.73    $ 10.85    $ 10.19
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.30    $  0.25    $  0.28    $  0.28    $  0.26
   Net realized and unrealized gain (loss) on investments        (0.07)      0.55       0.64      (0.09)      0.65
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.23    $  0.80    $  0.92    $  0.19    $  0.91
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.31)   $ (0.36)   $ (0.23)   $ (0.31)   $ (0.25)
-------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.31)   $ (0.36)   $ (0.23)   $ (0.31)   $ (0.25)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (0.08)   $  0.44    $  0.69    $ (0.12)   $  0.66
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 11.78    $ 11.86    $ 11.42    $ 10.73    $ 10.85
===================================================================================================================
Total return*                                                     2.01%      7.10%      8.72%      1.85%      9.04%
Ratio of net expenses to average net assets+                      0.71%      0.76%      0.77%      0.78%      0.78%
Ratio of net investment income to average net assets+             2.53%      2.15%      2.51%      2.69%      2.47%
Portfolio turnover rate                                            108%        12%        17%        20%        15%
Net assets, end of year (in thousands)                         $48,721    $46,873    $44,239    $42,613    $42,882
Ratios with no waivers of fees and assumption of expenses
   by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                             0.79%      0.76%      0.77%      0.82%      0.80%
   Net investment income to average net assets                    2.45%      2.15%      2.51%      2.65%      2.45%
===================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 59

-------------------------------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions - Conservative Fund
                                                               ----------------------------------------------------
                                                               Year       Year       Year       Year       Year
                                                               Ended      Ended      Ended      Ended      Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12    7/31/11
-------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                             $ 11.51    $ 11.09    $ 10.44    $ 10.56    $  9.96
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.19    $  0.16    $  0.18    $  0.20    $  0.18
   Net realized and unrealized gain (loss) on investments        (0.06)      0.54       0.63      (0.09)      0.63
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.13    $  0.70    $  0.81    $  0.11    $  0.81
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.23)   $ (0.28)   $ (0.16)   $ (0.23)   $ (0.21)
-------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.23)   $ (0.28)   $ (0.16)   $ (0.23)   $ (0.21)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (0.10)   $  0.42    $  0.65    $ (0.12)   $  0.60
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 11.41    $ 11.51    $ 11.09    $ 10.44    $ 10.56
===================================================================================================================
Total return*                                                     1.15%      6.42%      7.83%      1.16%      8.18%
Ratio of net expenses to average net assets+                      1.45%      1.49%      1.51%      1.56%      1.55%
Ratio of net investment income to average net assets+             1.69%      1.40%      1.70%      1.91%      1.71%
Portfolio turnover rate                                            108%        12%        17%        20%        15%
Net assets, end of year (in thousands)                         $21,260    $22,290    $20,542    $16,257    $15,068
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for fees
   paid indirectly:
   Net expenses to average net assets                             1.53%      1.49%      1.51%      1.56%      1.55%
   Net investment income to average net assets                    1.61%      1.40%      1.70%      1.91%      1.71%
===================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

60 Pioneer Solutions Funds | Annual Report | 7/31/15

----------------------------------------------------------------------------------------------------
                                                                                 Pioneer Solutions -
                                                                                 Conservative Fund
                                                                                 -------------------
                                                                                 7/1/15 to
                                                                                 7/31/15
----------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                                               $11.74
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                                     $ 0.02
   Net realized and unrealized gain (loss) on investments                          0.02
----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                               $ 0.04
----------------------------------------------------------------------------------------------------
Net increase in net asset value                                                  $ 0.04
----------------------------------------------------------------------------------------------------
Net asset value, end of year                                                     $11.78
====================================================================================================
Total return*                                                                      0.34%**
Ratio of net expenses to average net assets+                                       0.93%***
Ratio of net investment income to average net assets+                              1.58%***
Portfolio turnover rate                                                             108%
Net assets, end of year (in thousands)                                           $   10
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                                              1.41%***
   Net investment income to average net assets                                     1.10%***
====================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 61

--------------------------------------------------------------------------------------------------------------------
                                                                    Pioneer Solutions - Conservative Fund
                                                               -----------------------------------------------------
                                                               Year       Year       Year       Year       Year
                                                               Ended      Ended      Ended      Ended      Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12    7/31/11
--------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                             $ 11.32    $ 10.86    $ 10.21    $ 10.41    $  9.79
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                    $  0.21    $  0.24    $  0.20    $  0.13    $  0.24
  Net realized and unrealized gain (loss) on investments         (0.01)      0.49       0.61      (0.10)      0.65
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.20    $  0.73    $  0.81    $  0.03    $  0.89
--------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.34)   $ (0.27)   $ (0.16)   $ (0.23)   $ (0.27)
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.34)   $ (0.27)   $ (0.16)   $ (0.23)   $ (0.27)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $ (0.14)   $  0.46    $  0.65    $ (0.20)   $  0.62
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 11.18    $ 11.32    $ 10.86    $ 10.21    $ 10.41
====================================================================================================================
Total return*                                                     1.81%      6.83%      8.00%      0.34%      9.18%
Ratio of net expenses to average net assets+                      0.98%      0.98%      1.43%      2.26%      0.82%
Ratio of net investment income to average net assets+             1.84%      2.13%      1.88%      1.28%      2.36%
Portfolio turnover rate                                            108%        12%        17%        20%        15%
Net assets, end of year (in thousands)                         $   181    $   123    $   141    $    65    $    72
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Net expenses to average net assets                              0.98%      0.98%      1.43%      2.26%      0.82%
  Net investment income to average net assets                     1.84%      2.13%      1.88%      1.28%      2.36%
====================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

62 Pioneer Solutions Funds | Annual Report | 7/31/15

---------------------------------------------------------------------------------------------------------------------
                                                                       Pioneer Solutions - Balanced Fund
                                                               ------------------------------------------------------
                                                               Year       Year       Year       Year        Year
                                                               Ended      Ended      Ended      Ended       Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
---------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                             $  12.73   $  11.72   $  10.46   $  10.74    $   9.68
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                    $   0.29   $   0.19   $   0.21   $   0.18    $   0.17
  Net realized and unrealized gain (loss) on investments           0.12       1.03       1.27      (0.22)       1.07
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   0.41   $   1.22   $   1.48   $  (0.04)   $   1.24
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                        $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)
---------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $  (0.36)  $  (0.21)  $  (0.22)  $  (0.24)   $  (0.18)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   0.05   $   1.01   $   1.26   $  (0.28)   $   1.06
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $  12.78   $  12.73   $  11.72   $  10.46    $  10.74
=====================================================================================================================
Total return*                                                      3.33%     10.48%     14.32%     (0.27)%     12.91%
Ratio of net expenses to average net assets+                       0.66%      0.64%      0.66%      0.72%       0.71%
Ratio of net investment income to average net assets+              2.25%      1.57%      1.85%      1.75%       1.59%
Portfolio turnover rate                                              89%        10%         9%         9%         14%
Net assets, end of year (in thousands)                         $140,863   $136,511   $128,425   $118,833    $132,166
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Net expenses to average net assets                               0.66%      0.64%      0.66%      0.72%       0.71%
  Net investment income to average net assets                      2.25%      1.57%      1.85%      1.75%       1.59%
=====================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 63

--------------------------------------------------------------------------------------------------------------------
                                                                      Pioneer Solutions - Balanced Fund
                                                               -----------------------------------------------------
                                                               Year       Year       Year       Year        Year
                                                               Ended      Ended      Ended      Ended       Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
--------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                             $ 11.82    $ 10.92    $  9.77    $ 10.07     $  9.10
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                    $  0.17    $  0.09    $  0.12    $  0.10     $  0.09
  Net realized and unrealized gain (loss) on investments          0.14       0.96       1.19      (0.22)       1.01
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.31    $  1.05    $  1.31    $ (0.12)    $  1.10
--------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
  Net investment income                                        $ (0.29)   $ (0.15)   $ (0.16)   $ (0.18)    $ (0.13)
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.29)   $ (0.15)   $ (0.16)   $ (0.18)    $ (0.13)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.02    $  0.90    $  1.15    $ (0.30)    $  0.97
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 11.84    $ 11.82    $ 10.92    $  9.77     $ 10.07
====================================================================================================================
Total return*                                                     2.64%      9.70%     13.56%     (1.08)%     12.12%
Ratio of net expenses to average net assets+                      1.35%      1.33%      1.34%      1.41%       1.40%
Ratio of net investment income to average net assets+             1.44%      0.81%      1.15%      1.06%       0.89%
Portfolio turnover rate                                             89%        10%         9%         9%         14%
Net assets, end of year (in thousands)                         $74,720    $75,377    $64,989    $53,594     $52,059
Ratios with no waivers of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Net expenses to average net assets                              1.35%      1.33%      1.34%      1.41%       1.40%
  Net investment income to average net assets                     1.44%      0.81%      1.15%      1.06%       0.89%
====================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

64 Pioneer Solutions Funds | Annual Report | 7/31/15

-----------------------------------------------------------------------------------------------------
                                                                                 Pioneer Solutions -
                                                                                 Balanced Fund
                                                                                 --------------------
                                                                                 7/1/15 to
                                                                                 7/31/15
-----------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                                               $12.74
-----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                                     $ 0.01
   Net realized and unrealized gain (loss) on investments                          0.03
-----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                               $ 0.04
-----------------------------------------------------------------------------------------------------
Net increase in net asset value                                                  $ 0.04
-----------------------------------------------------------------------------------------------------
Net asset value, end of year                                                     $12.78
=====================================================================================================
Total return*                                                                      0.31%**
Ratio of net expenses to average net assets+                                       0.93%***
Ratio of net investment income to average net assets+                              0.66%***
Portfolio turnover rate                                                              89%
Net assets, end of year (in thousands)                                           $   10
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
   Net expenses to average net assets                                              1.00%***
   Net investment income to average net assets                                     0.58%***
=====================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 65

--------------------------------------------------------------------------------------------------------------------
                                                                       Pioneer Solutions - Balanced Fund
                                                               -----------------------------------------------------
                                                               Year       Year       Year       Year        Year
                                                               Ended      Ended      Ended      Ended       Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
--------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                             $ 12.88    $ 11.86    $ 10.58    $ 10.88     $  9.80
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.37    $  0.23    $  0.25    $  0.22     $  0.21
   Net realized and unrealized gain (loss) on investments         0.09       1.03       1.28      (0.23)       1.09
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.46    $  1.26    $  1.53    $ (0.01)    $  1.30
--------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.40)   $ (0.24)   $ (0.25)   $ (0.29)    $ (0.22)
--------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.40)   $ (0.24)   $ (0.25)   $ (0.29)    $ (0.22)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.06    $  1.02    $  1.28    $ (0.30)    $  1.08
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 12.94    $ 12.88    $ 11.86    $ 10.58     $ 10.88
====================================================================================================================
Total return*                                                     3.63%     10.68%     14.68%      0.00%(b)   13.37%
Ratio of net expenses to average net assets+                      0.36%      0.40%      0.36%      0.38%       0.32%
Ratio of net investment income to average net assets+             2.92%      1.88%      2.26%      2.14%       2.00%
Portfolio turnover rate                                             89%        10%         9%         9%         14%
Net assets, end of year (in thousands)                         $ 1,165    $ 3,239    $ 4,134    $ 5,208     $ 8,069
Ratios with no waivers of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Net expenses to average net assets                             0.36%      0.40%      0.36%      0.38%       0.32%
   Net investment income to average net assets                    2.92%      1.88%      2.26%      2.14%       2.00%
====================================================================================================================

(a)  Calculated using average shares outstanding for the year.

(b)  Amount rounds to less than 0.01%.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

66 Pioneer Solutions Funds | Annual Report | 7/31/15

---------------------------------------------------------------------------------------------------------------------
                                                                      Pioneer Solutions - Growth Fund
                                                               ------------------------------------------------------
                                                               Year       Year       Year       Year        Year
                                                               Ended      Ended      Ended      Ended       Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
---------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of year                             $  13.60   $  12.32   $  10.75   $  11.09    $   9.77
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $   0.29   $   0.16   $   0.17   $   0.14    $   0.12
   Net realized and unrealized gain (loss) on investments          0.38       1.31       1.57      (0.29)       1.33
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $   0.67   $   1.47   $   1.74   $  (0.15)   $   1.45
---------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)
---------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $  (0.43)  $  (0.19)  $  (0.17)  $  (0.19)   $  (0.13)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $   0.24   $   1.28   $   1.57   $  (0.34)   $   1.32
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $  13.84   $  13.60   $  12.32   $  10.75    $  11.09
=====================================================================================================================
Total return*                                                      5.08%     11.96%     16.40%     (1.31)%     14.85%
Ratio of net expenses to average net assets+                       0.69%      0.68%      0.69%      0.76%       0.76%
Ratio of net investment income to average net assets+              2.15%      1.24%      1.50%      1.29%       1.11%
Portfolio turnover rate                                              98%         8%         6%         7%         12%
Net assets, end of year (in thousands)                         $273,763   $163,349   $149,586   $134,988    $140,979
Ratios with no waivers of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Net expenses to average net assets                              0.69%      0.68%      0.69%      0.76%       0.76%
   Net investment income to average net assets                     2.15%      1.24%      1.50%      1.29%       1.11%
=====================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 67

-------------------------------------------------------------------------------------------------------------------
                                                                       Pioneer Solutions - Growth Fund
                                                               ----------------------------------------------------
                                                               Year       Year       Year       Year        Year
                                                               Ended      Ended      Ended      Ended       Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12     7/31/11
-------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of year                             $ 12.82    $ 11.65    $ 10.18    $ 10.50    $  9.26
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.12    $  0.06    $  0.09    $  0.06    $  0.04
   Net realized and unrealized gain (loss) on investments         0.43       1.23       1.48      (0.27)      1.26
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.55    $  1.29    $  1.57    $ (0.21)   $  1.30
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.29)   $ (0.12)   $ (0.10)   $ (0.11)   $ (0.06)
-------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.29)   $ (0.12)   $ (0.10)   $ (0.11)   $ (0.06)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.26    $  1.17    $  1.47    $ (0.32)   $  1.24
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 13.08    $ 12.82    $ 11.65    $ 10.18    $ 10.50
===================================================================================================================
Total return*                                                     4.36%     11.09%     15.58%     (1.91)%    14.10%
Ratio of net expenses to average net assets+                      1.38%      1.37%      1.40%      1.46%      1.46%
Ratio of net investment income to average net assets+             0.95%      0.46%      0.78%      0.59%      0.40%
Portfolio turnover rate                                             98%         8%         6%         7%        12%
Net assets, end of year (in thousands)                         $92,650    $63,333    $53,032    $45,570    $48,586
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction
   for fees paid indirectly:
   Net expenses to average net assets                             1.38%      1.37%      1.40%      1.46%      1.46%
   Net investment income to average net assets                    0.95%      0.46%      0.78%      0.59%      0.40%
===================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

68 Pioneer Solutions Funds | Annual Report | 7/31/15

----------------------------------------------------------------------------------------------------
                                                                                 Pioneer Solutions -
                                                                                 Growth Fund
                                                                                 -------------------
                                                                                 7/1/15 to
                                                                                 7/31/15
----------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of year                                               $ 13.78
----------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (a)                                                      $ (0.00)(b)
  Net realized and unrealized gain (loss) on investments                            0.06
----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                               $  0.06
----------------------------------------------------------------------------------------------------
Net increase in net asset value                                                  $  0.06
----------------------------------------------------------------------------------------------------
Net asset value, end of year                                                     $ 13.84
====================================================================================================
Total return*                                                                       0.44%**
Ratio of net expenses to average net assets+                                        0.89%***
Ratio of net investment income to average net assets+                              (0.38)%***
Portfolio turnover rate                                                               98%
Net assets, end of year (in thousands)                                           $    10
Ratios with no waivers of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses to average net assets                                                0.89%***
  Net investment income to average net assets                                      (0.38)%***
====================================================================================================

(a)  Calculated using average shares outstanding for the year.

(b)  Amount rounds to less than $(0.005) per share.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

**   Not annualized

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

***  Annualized

The accompanying notes are an integral part of these financial statements.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 69

-------------------------------------------------------------------------------------------------------------------
                                                                      Pioneer Solutions - Growth Fund
                                                               ----------------------------------------------------
                                                               Year       Year       Year       Year       Year
                                                               Ended      Ended      Ended      Ended      Ended
                                                               7/31/15    7/31/14    7/31/13    7/31/12    7/31/11
-------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of year                             $ 13.88    $ 12.56    $ 10.95    $ 11.45    $ 10.07
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (a)                                   $  0.26    $  0.28    $  0.20    $  0.17    $  0.17
   Net realized and unrealized gain (loss) on investments         0.46       1.25       1.61      (0.44)      1.37
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations             $  0.72    $  1.53    $  1.81    $ (0.27)   $  1.54
-------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                       $ (0.49)   $ (0.21)   $ (0.20)   $ (0.23)   $ (0.16)
-------------------------------------------------------------------------------------------------------------------
Total distributions to shareowners                             $ (0.49)   $ (0.21)   $ (0.20)   $ (0.23)   $ (0.16)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                     $  0.23    $  1.32    $  1.61    $ (0.50)   $  1.38
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                   $ 14.11    $ 13.88    $ 12.56    $ 10.95    $ 11.45
-------------------------------------------------------------------------------------------------------------------
Total return*                                                     5.30%     12.25%     16.70%     (2.28)%    15.39%
===================================================================================================================
Ratio of net expenses to average net assets+                      0.47%      0.40%      0.44%      0.50%      0.36%
Ratio of net investment income to average net assets+             1.87%      2.10%      1.71%      1.60%      1.58%
Portfolio turnover rate                                             98%         8%         6%         7%        12%
Net assets, end of year (in thousands)                         $ 1,556    $ 1,031    $ 1,314    $ 2,012    $ 1,947
Ratios with no waivers of fees and assumption of
   expenses by the Adviser and no reduction for
   fees paid indirectly:
   Net expenses to average net assets                             0.47%      0.40%      0.44%      0.50%      0.36%
   Net investment income to average net assets                    1.87%      2.10%      1.71%      1.60%      1.58%
===================================================================================================================

(a)  Calculated using average shares outstanding for the year.

* Assumes initial investment at net asset value at the beginning of each year, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each year.

+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.

The accompanying notes are an integral part of these financial statements.

70 Pioneer Solutions Funds | Annual Report | 7/31/15

Notes to Financial Statements | 7/31/15

1.   Organization and Significant Accounting Policies

Pioneer Asset Allocation Trust (formerly known as Pioneer Ibbotson Asset Allocation Series) (the "Trust") is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of three separate funds (each, a "Fund," and collectively, the "Funds"), each issuing four classes of shares as follows:

Pioneer Solutions - Conservative Fund (formerly Pioneer Ibbotson Conservative Allocation Fund) ("Conservative Fund")

Pioneer Solutions - Growth Fund (formerly Pioneer Ibbotson Growth Allocation
Fund) ("Growth Fund")

Pioneer Solutions - Balanced Fund (formerly Pioneer Ibbotson Moderate Allocation
Fund) ("Balanced Fund")

The investment objective of each of the Conservative Fund, the Growth Fund and the Balanced Fund is to seek long-term capital growth and current income.

Each Fund is a "fund of funds." Each Fund seeks to achieve its investment objective by investing primarily in other funds ("underlying funds"). Each Fund may also invest directly in securities and use derivatives. Each Fund invests mainly in funds managed by Pioneer Investment Management, Inc. (PIM) . Each Fund may also invest in unaffiliated mutual funds or exchange-traded funds (ETFs). The Funds indirectly pay a portion of the expenses incurred by underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the applicable underlying funds.

Each Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Class R shares for each Fund commenced operations on July 1, 2015. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of each Fund gives the Board the flexibility to specify either per -share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of a Fund is entitled to one vote. Under

                            Pioneer Solutions Funds | Annual Report | 7/31/15 71
dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements:

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Cash may include overnight time deposits at approved financial institutions.

B.   Investment Income and Transactions

     Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost which approximates market value. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Foreign Currency Translation

     The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on

72 Pioneer Solutions Funds | Annual Report | 7/31/15 investments are not segregated in the Statement of Operations from the effects of changes in the market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Funds may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation are recorded in the Funds' financial statements. The Funds record realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 5).

E.   Federal Income Taxes

     It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Funds' distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At July 31, 2015, the Funds reclassified the following amounts to reflect permanent book/tax differences. These adjustments have no impact on the net assets or results of operations.

--------------------------------------------------------------------------------
                        Conservative Fund   Balanced Fund       Growth Fund
--------------------------------------------------------------------------------
Undistributed net
 investment income               $ 83,026        $ 728,440        $ 1,387,423
Accumulated net
 realized gain
 on investments                   (83,027)        (728,440)        (1,387,423)
Paid-in Capital                         1               --                 --

                            Pioneer Solutions Funds | Annual Report | 7/31/15 73

     During the year ended July 31, 2015, Conservative Fund, Balanced Fund and Growth Fund were able to utilize capital loss carryforwards of $958,206, $22,069,624, and $55,454,390 (of which $24,232,622 was acquired from the reorganization with Pioneer Ibbotson Aggressive Allocation Fund on November 14, 2014), respectively, to offset net realized gains.

     The tax character of distributions paid during the years ended July 31, 2015 and July 31, 2014 were as follows:

--------------------------------------------------------------------------------
                                               2015                   2014
--------------------------------------------------------------------------------
Conservative Fund
Distributions paid from:
Ordinary income                                $1,771,130             $1,928,874
--------------------------------------------------------------------------------
  Total                                        $1,771,130             $1,928,874
================================================================================
Balanced Fund
Distributions paid from:
Ordinary income                                $6,001,453             $3,297,378
--------------------------------------------------------------------------------
  Total                                        $6,001,453             $3,297,378
================================================================================
Growth Fund
Distributions paid from:
Ordinary income                                $9,424,958             $2,829,661
--------------------------------------------------------------------------------
  Total                                        $9,424,958             $2,829,661
================================================================================

     The following table shows the components of distributable earnings on a federal income tax basis at July 31, 2015:

--------------------------------------------------------------------------------
                                 Conservative Fund   Balanced Fund   Growth Fund
--------------------------------------------------------------------------------
Undistributed ordinary
  income                         $  599,190          $ 2,232,856     $   740,515
Undistributed long-term
  capital gains                   6,622,753           14,493,043      22,130,952
Unrealized appreciation/
  depreciation                      479,067            9,963,474      30,598,001
--------------------------------------------------------------------------------
  Total                          $7,701,010          $26,689,373     $53,469,468
================================================================================

     The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

F.   Fund Shares

     The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit
     S.p.A.(UniCredit), earned the following in underwriting commissions on the sale of Class A shares during the year ended July 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $14,942
Balanced Fund                                                             39,466
Growth Fund                                                               73,676

74 Pioneer Solutions Funds | Annual Report | 7/31/15

G.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of each Fund, respectively (see Note 4). Class Y shares do not pay distribution fees.
     All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the class of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses
     (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares of each Fund can reflect different transfer agent and distribution expense rates.

H.   Risks

     Some of the underlying funds can invest in either high yield securities or small/ emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Funds' prospectus contains unaudited information regarding the Funds' principal risks. Please refer to that document when considering the Funds' principal risks.

I.   Futures Contracts

     The Funds may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Funds are traded on a futures exchange. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange.

     The amount of cash deposited with the broker as collateral at July 31, 2015, were as follows:

--------------------------------------------------------------------------------
                                    Conservative    Balanced          Growth
                                    Fund            Fund              Fund
--------------------------------------------------------------------------------
Futures Collateral                  $440,790        $1,434,519        $2,566,071

                            Pioneer Solutions Funds | Annual Report | 7/31/15 75

     Subsequent payments for futures contracts ("variation margin") are paid or received by the Funds, depending on the daily fluctuation in the value of the contracts, and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds realize a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. The use of futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. The average value of contracts open during the year ended July 31, 2015, were as follows:

--------------------------------------------------------------------------------
                                      Conservative       Balanced     Growth
                                      Fund               Fund         Fund
--------------------------------------------------------------------------------
                                      $172,093           $1,794,641   $4,787,399

     At July 31, 2015, open futures contracts were as follows:

     Pioneer Solutions - Conservative Fund

--------------------------------------------------------------------------------
                          Number of                               Unrealized
                          Contracts     Settlement                Appreciation
Type                      Long/(Short)  Month       Value         (Depreciation)
--------------------------------------------------------------------------------
Euro Stoxx Banks          80            9/15        $ 690,108     $ (6,628)
FTSE/JSE Top 40           (5)           9/15         (183,522)      (8,981)
MSCI Asia
   Pacific PC EX          (6)           9/15         (228,732)       8,630
MSCI Energy Index         23            9/15          686,851      (35,836)
MSCI World IX            (16)           9/15         (761,920)     (12,124)
Nikkei 225 (SGX)           8            9/15          663,196       (1,130)
Stoxx 600 INSU           (44)           9/15         (689,581)       4,330
MINI MSCI
   Emerging Markets      (11)           12/15        (495,000)      58,493
--------------------------------------------------------------------------------
                                                    $(318,600)    $  6,754
--------------------------------------------------------------------------------

Pioneer Solutions - Balanced Fund
--------------------------------------------------------------------------------
                         Number of                                Unrealized
                         Contracts      Settlement                Appreciation
Type                     Long/(Short)   Month       Value         (Depreciation)
--------------------------------------------------------------------------------
Euro Stoxx Banks          248           9/15        $ 2,139,335   $ (20,545)
FTSE/JSE Top 40           (15)          9/15           (550,567)    (26,944)
MSCI Asia
   Pacific PC EX          (16)          9/15           (609,952)     23,014
MSCI Energy Index          68           9/15          2,030,691    (106,785)
MSCI World IX             (48)          9/15         (2,285,760)    (36,373)
Nikkei 225 (SGX)           47           9/15          3,896,279      (6,638)
Stoxx 600 INSU           (137)          9/15         (2,147,105)     13,481
MINI MSCI
   Emerging Markets       (35)          12/15        (1,575,000)    186,113
--------------------------------------------------------------------------------
                                                    $   897,921   $  25,323
--------------------------------------------------------------------------------

76 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund
--------------------------------------------------------------------------------
                         Number of                                Unrealized
                         Contracts      Settlement                Appreciation
Type                     Long/(Short)   Month       Value         (Depreciation)
--------------------------------------------------------------------------------
Euro Stoxx Banks          425           9/15        $ 3,666,199   $ (35,209)
FTSE/JSE Top 40           (25)          9/15           (917,612)    (44,906)
MSCI Asia
   Pacific PC EX          (28)          9/15         (1,067,416)     40,274
MSCI Energy Index         116           9/15          3,464,120    (181,649)
MSCI World IX             (80)          9/15         (3,809,600)    (60,622)
Nikkei 225 (SGX)          123           9/15         10,196,646     (17,371)
Stoxx 600 INSU           (234)          9/15         (3,667,318)     23,027
MINI MSCI
 Emerging Markets         (59)          12/15        (2,655,000)    313,733
--------------------------------------------------------------------------------
                                                    $ 5,210,019   $  37,277
--------------------------------------------------------------------------------

J.   Option Writing

     The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written call and put option contracts outstanding at year end are listed at the end of the Fund's Schedule of Investments. The average value of written option contracts open during the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                      Conservative        Balanced    Growth
                                      Fund                Fund        Fund
--------------------------------------------------------------------------------
                                      $(29,842)           $(94,746)   $(175,609)

                            Pioneer Solutions Funds | Annual Report | 7/31/15 77

Transactions in written options for the year ended July 31, 2015 are summarized as follows:

Pioneer Solutions - Conservative Fund

--------------------------------------------------------------------------------
                                                 Number of       Premium
                                                 Contracts       Received
--------------------------------------------------------------------------------
Options open at beginning of year                    --          $         --
Options opened                                   (1,535)             (263,334)
Options exercised                                    --                    --
Options closed                                    1,167               153,734
Options expired                                     349                16,397
--------------------------------------------------------------------------------
Options open at end of year                         (19)         $    (93,203)

Pioneer Solutions - Balanced Fund
--------------------------------------------------------------------------------
                                                 Number of       Premium
                                                 Contracts       Received
--------------------------------------------------------------------------------
Options open at beginning of year                    --          $         --
Options opened                                   (4,456)             (836,816)
Options exercised                                    --                    --
Options closed                                    3,552               467,300
Options expired                                     827                48,348
--------------------------------------------------------------------------------
Options open at end of year                         (77)         $   (321,168)

Pioneer Solutions - Growth Fund
--------------------------------------------------------------------------------
                                                 Number of       Premium
                                                 Contracts       Received
--------------------------------------------------------------------------------
Options open at beginning of year                    --         $          --
Options opened                                   (7,616)           (1,601,309)
Options exercised                                    --                    --
Options closed                                    5,916               778,950
Options expired                                   1,382                80,504
--------------------------------------------------------------------------------
Options open at end of year                        (318)        $    (741,855)


K.   Purchased Options

     The Fund may purchase put and call options to seek increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized gains or losses are recorded in the Fund's financial statements. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased calls and put options which have expired are treated as

78 Pioneer Solutions Funds | Annual Report | 7/31/15 realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.

     Purchased option contracts outstanding at year end are listed at the end of the Fund's Schedule of Investments. The average value of purchased options open during the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                          Conservative   Balanced       Growth
                                          Fund           Fund           Fund
--------------------------------------------------------------------------------
                                          $45,222        $145,564       $270,306

L. Credit Default Swap Agreements

     A credit default swap is a contract between a buyer of protection and a seller of protection against a pre -defined credit event. The Fund may sell or buy credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on Fund securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices. As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.

     When the Fund enters into a credit default swap contract, the protection buyer makes an upfront or periodic payment to the protection seller in exchange for the rights to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset in the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations.

     Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and

                            Pioneer Solutions Funds | Annual Report | 7/31/15 79

     Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses in the Statement of Operations.

     Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as variation margin on centrally cleared swaps on the Statement of Assets and Liabilities.

     Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund.

     There were no open credit default swap contracts at July 31, 2015. The average value of credit default swap contracts open during the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                              Conservative   Balanced     Growth
                                              Fund           Fund         Fund
--------------------------------------------------------------------------------
                                              $798           $2,440       $4,096

M.   Inflation Rate Swap Contracts

     The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

     Inflation rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

80 Pioneer Solutions Funds | Annual Report | 7/31/15

     Open inflation rate swap contracts at July 31, 2015 are listed in the Schedule of Investments. The average value of inflation rate swap contracts open during the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                           Conservative   Balanced       Growth
                                           Fund           Fund           Fund
--------------------------------------------------------------------------------
                                           $3,253         $10,030        $16,672

N.   Interest Rate Swap Contracts

     The Fund may enter into interest rate swaps to attempt to hedge against interest rate fluctuations or to enhance its income. Pursuant to the interest rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments based on a benchmark interest rate. One cash flow stream will typically be a floating rate payment based upon the specified floating benchmark interest rate while the other is typically a fixed interest rate. Payment flows are usually netted against each other, with the difference being paid by one party to the other on a monthly basis.

     Periodic payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Interest rate swap contracts are marked-to-market daily using valuations supplied by independent sources and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Interest rate swap contracts are subject to counterparty risk and movements in interest rates.

     Open interest rate swap contracts at July 31, 2015 are listed in the Schedule of Investments. The average value of interest rate swap contracts open during the year ended July 31, 2015 were as follows:

--------------------------------------------------------------------------------
                                           Conservative   Balanced     Growth
                                           Fund           Fund         Fund
--------------------------------------------------------------------------------
                                           $(3,238)       $(9,897)     $(16,290)

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Funds' portfolios. Management fees for each Fund are calculated daily at an annual rate equal to 0.13% of the fund's average daily net assets up to $2.5 billion; 0.11% of the fund's average daily net assets over $2.5 billion up to $4 billion; 0.10% of the fund's average daily net assets over $4 billion up to $5.5 billion; and 0.08% of the fund's average daily net assets over $5.5 billion.

For the year ended July 31, 2015, the effective management fee for each Fund was equivalent to 0.13% of the Fund's average daily net assets. Fees waived and expenses reimbursed during the year ended January 31, 2015 are reflected in the Statements of Operations.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 81

Prior to November 17, 2014, Ibbotson Associates, Inc. (Ibbotson) provided sub-advisory services to each Fund pursuant to a sub-advisory agreement between PIM and Ibbotson. PIM, not the Funds, paid a portion of the fee it received from each Fund to Ibbotson as compensation for Ibbotson's services to the Funds. Effective November 17, 2014, PIM assumed direct responsibility for day-to-day management of the Funds' portfolios.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds as administrative reimbursements. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts payable to PIM at July 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $10,479
Balanced Fund                                                             32,847
Growth Fund                                                               54,617

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2016. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above:

--------------------------------------------------------------------------------
Fund                          Class A                Class C          Class R
--------------------------------------------------------------------------------
Conservative Fund             0.70%                  1.45%            0.90%
Balanced Fund                 0.70%                  1.45%            0.90%
Growth Fund                   0.70%                  1.45%            0.90%

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 5,035
Balanced Fund                                                             22,823
Growth Fund                                                               45,619

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended July 31, 2015, such out-of-pocket expenses by class of shares were as follows:

82 Pioneer Solutions Funds | Annual Report | 7/31/15

--------------------------------------------------------------------------------
Shareholder Communications:      Solutions          Solutions          Solutions
                                 Conservative       Balanced           Growth
--------------------------------------------------------------------------------
Class A                          $25,127            $ 80,143           $150,729
Class B                            1,126               3,181              4,019
Class C                           11,468              33,982             50,239
Class Y                              525               2,908              2,568
--------------------------------------------------------------------------------
  Total                          $38,246            $120,214           $207,555
================================================================================

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class A, and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statements of Assets and Liabilities are the following amounts in distribution fees payable to PFD at July 31, 2015:

--------------------------------------------------------------------------------
Fund                                                                    Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 29,625
Balanced Fund                                                             96,688
Growth Fund                                                              143,003

The Funds also have adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 83

For the year ended July 31, 2015, the following CDSCs were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                        $ 2,432
Balanced Fund                                                             11,482
Growth Fund                                                                8,513

5. Forward Foreign Currency Contracts

At July 31, 2015, the Funds had entered into various forward foreign currency contracts that obligate the Funds to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency contract, the Funds may close out such contract by entering into an offsetting contract.

The average value of contracts open during the year ended July 31, 2015, were as follows:

--------------------------------------------------------------------------------
                                Conservative    Balanced            Growth
                                Fund            Fund                Fund
--------------------------------------------------------------------------------
                                $(988,700)      $(3,004,493)        $(4,973,232)

Open forward foreign currency contracts at July 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                     US $ Value    Net
Currency                            Purchased/       Book          Settlement  at            Unrealized
Description        Counterparty     Sold             Value         Date        7/31/15       Appreciation
---------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)          Morgan Stanley       (1,001,526)  $ (756,206)   10/16/15    $ (728,524)   $ 27,682
CAD (Canadian
  Dollar)          Morgan Stanley          (19,623)     (15,567)   10/16/15       (14,996)        571
CAD (Canadian
  Dollar)          Morgan Stanley       (1,574,000)  (1,257,540)   10/16/15    (1,202,857)     54,683
EUR (Euro)         Goldman Sachs          (300,672)    (338,459)   10/16/15      (330,335)      8,124
EUR (Euro)         Morgan Stanley         (324,288)    (362,642)   10/16/15      (356,281)      6,361
ILS (Israeli New
  Shekel)          Morgan Stanley         (378,500)    (100,471)   10/16/15      (100,232)        239
JPY (Japanese
  Yen)             Morgan Stanley       (2,532,499)     (20,599)   10/16/15       (20,459)        140
JPY (Japanese
  Yen)             Morgan Stanley      (45,620,714)    (369,572)   10/16/15      (368,550)      1,022
KRW (Korean
  Won)             Morgan Stanley     (116,394,000)    (105,873)   8/13/15        (99,900)      5,973
KRW (Korean
  Won)             Morgan Stanley   (1,869,191,500)  (1,705,000)   8/13/15     (1,604,311)    100,689
NOK (Norwegian
  Krone)           Morgan Stanley       (2,771,241)    (348,113)   10/16/15      (338,504)      9,609
SGD (Singapore
  Dollar)          Barclays Bank          (274,777)    (201,000)   10/16/15      (199,837)      1,163
SGD (Singapore
  Dollar)          Morgan Stanley       (1,324,519)    (980,595)   10/16/15      (963,283)     17,312
---------------------------------------------------------------------------------------------------------
  Total                                                                                      $233,568
=========================================================================================================

84 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                     US $ Value    Net
Currency                            Purchased/        Book         Settlement  at            Unrealized
Description        Counterparty     Sold              Value        Date        7/31/15       Depreciation
---------------------------------------------------------------------------------------------------------
CAD (Canadian
  Dollar)          Goldman Sachs          820,000     $  629,317   10/16/15    $  626,647    $ (2,670)
EUR (Euro)         Morgan Stanley         682,466        756,206   10/16/15       749,794      (6,412)
EUR (Euro)         Morgan Stanley         333,534        369,572   10/16/15       366,439      (3,133)
EUR (Euro)         Morgan Stanley         314,167        348,113   10/16/15       345,161      (2,952)
EUR (Euro)         Morgan Stanley          95,000        105,873   8/13/15        104,274      (1,599)
EUR (Euro)         Morgan Stanley          90,000         99,725   10/16/15        98,879        (846)
EUR (Euro)         Morgan Stanley          90,000         99,725   10/16/15        98,879        (846)
EUR (Euro)         Morgan Stanley          90,000         99,725   10/16/15        98,879        (846)
EUR (Euro)         Morgan Stanley          14,033         15,567   10/16/15        15,417        (150)
GBP (British
  Pounds)          Goldman Sachs         (225,812)      (352,213)  10/16/15      (352,572)       (359)
HUF (Hungarian
  Forint)          Morgan Stanley     (28,274,635)       (99,755)  10/16/15      (100,885)     (1,130)
HUF (Hungarian
  Forint)          Morgan Stanley     (28,396,746)       (99,725)  10/16/15      (101,321)     (1,596)
ILS (Israeli New
  Shekel)          Morgan Stanley        (377,050)       (99,725)  10/16/15       (99,848)       (123)
INR (Indian
  Rupee)           Barclays Bank       64,983,400      1,010,000   10/16/15      1,001,049     (8,951)
KRW (Korean
  Won)             Goldman Sachs    1,168,548,500      1,025,000   8/13/15       1,002,955    (22,045)
KRW (Korean
  Won)             Morgan Stanley     419,802,000        370,000   8/13/15         360,312     (9,688)
KRW (Korean
  Won)             Barclays Bank      232,039,500        205,000   8/13/15         199,157     (5,843)
MXN (Mexican
  Peso)            Morgan Stanley      19,843,673      1,257,540   10/16/15      1,222,646    (34,894)
MXN (Mexican
  Peso)            Goldman Sachs      (10,217,610)      (629,317)  10/16/15      (629,547)       (230)
NZD (New
  Zealand
  Dollar)          Goldman Sachs          501,124        338,459   10/16/15       328,492      (9,967)
PLN (Polish Zloty) Goldman Sachs         (377,295)       (99,437)  10/16/15       (99,676)       (239)
PLN (Polish Zloty) Morgan Stanley        (378,859)       (99,725)  10/16/15      (100,089)       (364)
SEK (Swedish
  Krona)           Morgan Stanley       3,028,676        362,642   10/16/15       351,920      (10,722)
---------------------------------------------------------------------------------------------------------
  Total                                                                                      $(125,605)
=========================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/15 85

Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value    Net
Currency                            Purchased/        Book          Settlement  at            Unrealized
Description        Counterparty     Sold              Value         Date        7/31/15       Appreciation
----------------------------------------------------------------------------------------------------------

AUD (Australian
  Dollar)          Morgan Stanley       (3,079,097)   $(2,324,884)  10/16/15    $(2,239,778)  $  85,106
CAD (Canadian
  Dollar)          Morgan Stanley           (4,775)        (3,830)  10/16/15         (3,649)        181
CAD (Canadian
  Dollar)          Morgan Stanley          (59,543)       (47,181)  10/16/15        (45,503)      1,678
CAD (Canadian
  Dollar)          Morgan Stanley       (4,840,000)    (3,866,897)  10/16/15     (3,698,748)    168,149
EUR (Euro)         Goldman Sachs          (923,547)    (1,039,613)  10/16/15     (1,014,659)     24,954
EUR (Euro)         Morgan Stanley       (1,000,069)    (1,118,346)  10/16/15     (1,098,730)     19,616
ILS (Israeli New
  Shekel)          Morgan Stanley       (1,135,500)      (301,414)  10/16/15       (300,697)        717
JPY (Japanese
  Yen)             Morgan Stanley       (7,715,187)       (62,754)  10/16/15        (62,328)        426
JPY (Japanese
  Yen)             Morgan Stanley     (140,663,869)    (1,139,515)  10/16/15     (1,136,365)      3,150
KRW (Korean
  Won)             Morgan Stanley     (355,308,000)      (323,191)  8/13/15        (304,958)     18,233
KRW (Korean
  Won)             Morgan Stanley   (5,728,167,500)    (5,225,000)  8/13/15      (4,916,436)    308,564
NOK (Norwegian
  Krone)           Morgan Stanley       (8,512,173)    (1,069,267)  10/16/15     (1,039,751)     29,516
SGD (Singapore
  Dollar)          Barclays Bank          (847,571)      (620,000)  10/16/15       (616,413)      3,587
SGD (Singapore
  Dollar)          Morgan Stanley       (4,047,892)    (2,996,818)  10/16/15     (2,943,911)     52,907
----------------------------------------------------------------------------------------------------------
  Total                                                                                       $ 716,784
==========================================================================================================

86 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Balanced Fund

-----------------------------------------------------------------------------------------------------------
                                       Quantity/
                                       Shares                                    US $ Value    Net
Currency                               Purchased/     Book          Settlement   at            Unrealized
Description        Counterparty        Sold           Value         Date         7/31/15       Depreciation
-----------------------------------------------------------------------------------------------------------
AUD (Australian
  Dollar)          Morgan Stanley           5,000     $     3,830   10/16/15     $     3,637   $    (193)
CAD (Canadian
  Dollar)          Goldman Sachs        2,520,000       1,933,998   10/16/15       1,925,794      (8,204)
EUR (Euro)         Morgan Stanley       2,098,176       2,324,884   10/16/15       2,305,172     (19,712)
EUR (Euro)         Morgan Stanley       1,028,397       1,139,515   10/16/15       1,129,853      (9,662)
EUR (Euro)         Morgan Stanley         964,999       1,069,267   10/16/15       1,060,201      (9,066)
EUR (Euro)         Morgan Stanley         290,000         323,191   8/13/15          318,310      (4,881)
EUR (Euro)         Morgan Stanley         280,000         310,254   10/16/15         307,623      (2,631)
EUR (Euro)         Morgan Stanley         280,000         310,604   10/16/15         307,623      (2,981)
EUR (Euro)         Morgan Stanley         280,000         310,254   10/16/15         307,623      (2,631)
EUR (Euro)         Morgan Stanley          42,580          47,181   10/16/15          46,781        (400)
GBP (British
  Pound)           Goldman Sachs         (706,861)     (1,102,537)  10/16/15      (1,103,661)     (1,124)
HUF (Hungarian
  Forint)          Morgan Stanley     (84,823,905)       (299,266)  10/16/15        (302,656)     (3,390)
HUF (Hungarian
  Forint)          Morgan Stanley     (88,345,432)       (310,254)  10/16/15        (315,221)     (4,967)
ILS (Israeli New
  Shekel)          Morgan Stanley      (1,173,045)       (310,254)  10/16/15        (310,639)       (385)
INR (Indian
  Rupee)           Barclays Bank      199,647,020       3,103,000   10/16/15        3,075,499     (27,501)
KRW (Korean
  Won)             Goldman Sachs    3,550,673,500       3,115,000   8/13/15         3,047,512     (67,488)
KRW (Korean
  Won)             Morgan Stanley   1,304,790,000       1,150,000   8/13/15         1,119,890     (30,110)
KRW (Korean
  Won)             Barclays Bank      718,756,500         635,000   8/13/15           616,902     (18,098)
MXN (Mexican
  Peso)            Morgan Stanley      61,018,664       3,866,897   10/16/15        3,759,598    (107,299)
MXN (Mexican
  Peso)            Goldman Sachs      (31,400,460)     (1,933,998)  10/16/15       (1,934,705)       (707)
NZD (New
  Zealand
  Dollar)          Goldman Sachs        1,539,256       1,039,613   10/16/15        1,008,998     (30,615)
PLN (Polish Zloty) Goldman Sachs       (1,131,885)       (298,310)  10/16/15         (299,027)       (717)
PLN (Polish Zloty) Morgan Stanley      (1,178,674)       (310,604)  10/16/15         (311,388)       (784)
SEK (Swedish
  Krona)           Morgan Stanley       9,340,093       1,118,346   10/16/15        1,085,281     (33,065)
-----------------------------------------------------------------------------------------------------------
  Total                                                                                        $ (386,611)
===========================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/15 87

Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                      US $ Value    Net
Currency                            Purchased/        Book         Settlement   at            Unrealized
Description        Counterparty     Sold              Value        Date         7/31/15       Appreciation
----------------------------------------------------------------------------------------------------------
AUD (Australian
   Dollar)         Morgan Stanley       (5,135,501)   $(3,877,580)  10/16/15    $(3,735,635)  $  141,945
CAD (Canadian
   Dollar)         Morgan Stanley          (28,651)       (22,980)  10/16/15        (21,895)       1,085
CAD (Canadian
   Dollar)         Morgan Stanley          (97,952)       (77,617)  10/16/15        (74,856)       2,761
CAD (Canadian
   Dollar)         Morgan Stanley       (8,154,000)    (6,514,603)  10/16/15     (6,231,320)     283,283
EUR (Euro)         Goldman Sachs        (1,552,272)    (1,747,354)  10/16/15     (1,705,411)      41,943
EUR (Euro)         Morgan Stanley       (1,698,905)    (1,899,833)  10/16/15     (1,866,510)      33,323
ILS (Israeli New
   Shekel)         Morgan Stanley       (1,892,500)      (502,356)  10/16/15       (501,161)       1,195
JPY (Japanese
   Yen)            Morgan Stanley      (12,791,087)      (104,041)  10/16/15       (103,334)         707
JPY (Japanese
   Yen)            Morgan Stanley     (238,875,130)    (1,935,122)  10/16/15     (1,929,773)       5,349
KRW (Korean
   Won)            Morgan Stanley     (575,844,000)      (523,792)  8/13/15        (494,242)      29,550
KRW (Korean
   Won)            Morgan Stanley   (9,302,105,500)    (8,485,000)  8/13/15      (7,983,917)     501,083
NOK (Norwegian
   Krone)          Morgan Stanley      (14,307,029)    (1,797,195)  10/16/15     (1,747,586)      49,609
SGD (Singapore
   Dollar)         Barclays Bank        (1,421,732)    (1,040,000)  10/16/15     (1,033,983)       6,017
SGD (Singapore
   Dollar)         Morgan Stanley       (6,832,085)    (5,058,069)  10/16/15     (4,968,771)      89,298
----------------------------------------------------------------------------------------------------------
   Total                                                                                      $1,187,148
==========================================================================================================

88 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------------------
                                    Quantity/
                                    Shares                                     US $ Value     Net
Currency                            Purchased/      Book          Settlement   at             Unrealized
Description      Counterparty       Sold            Value         Date         7/31/15        Depreciation
----------------------------------------------------------------------------------------------------------
AUD (Australian
   Dollar)         Morgan Stanley          30,000     $    22,980   10/16/15    $    21,822   $   (1,158)
CAD (Canadian
   Dollar)         Goldman Sachs       42,800,000      32,857,362   10/16/15     32,707,935     (149,427)
EUR (Euro)         Morgan Stanley       3,499,463       3,877,580   10/16/15      3,844,702      (32,878)
EUR (Euro)         Morgan Stanley       1,746,421       1,935,122   10/16/15      1,918,714      (16,408)
EUR (Euro)         Morgan Stanley       1,621,944       1,797,195   10/16/15      1,781,957      (15,238)
EUR (Euro)         Morgan Stanley         470,000         523,792   8/13/15         515,883       (7,909)
EUR (Euro)         Morgan Stanley         460,000         509,703   10/16/15        505,381       (4,322)
EUR (Euro)         Morgan Stanley         460,000         509,703   10/16/15        505,381       (4,322)
EUR (Euro)         Morgan Stanley         460,000         509,703   10/16/15        505,381       (4,322)
EUR (Euro)         Morgan Stanley          70,048          77,617   10/16/15         76,959         (658)
GBP (British
   Pounds)         Goldman Sachs       (1,206,461)     (1,881,796)  10/16/15     (1,883,715)      (1,919)
HUF (Hungarian
   Forint)         Morgan Stanley    (141,373,175)       (498,776)  10/16/15       (504,426)      (5,650)
HUF (Hungarian
   Forint)         Morgan Stanley    (145,138,924)       (509,703)  10/16/15       (517,862)      (8,159)
ILS (Israeli New
Shekel)            Morgan Stanley      (1,927,146)       (509,703)  10/16/15       (510,336)        (633)
INR (Indian
   Rupee)          Barclays Bank      335,533,100       5,215,000   10/16/15      5,168,780      (46,220)
KRW (Korean
   Won)            Goldman Sachs    5,767,634,000       5,060,000   8/13/15       4,950,310     (109,690)
KRW (Korean
   Won)            Morgan Stanley   2,116,029,000       1,865,000   8/13/15       1,816,169      (48,831)
KRW (Korean
   Won)            Barclays Bank    1,171,516,500       1,035,000   8/13/15       1,005,502      (29,498)
MXN (Mexican
   Peso)           Morgan Stanley     102,798,799       6,514,603   10/16/15      6,333,837     (180,766)
MXN (Mexican
   Peso)           Goldman Sachs     (533,309,400)    (32,857,362)  10/16/15    (32,859,274)      (1,912)
NZD (New
   Zealand
   Dollar)         Goldman Sachs        2,587,139      1,747,354    10/16/15      1,695,897      (51,457)
PLN (Polish Zloty) Goldman Sachs       (1,886,475)      (497,183)   10/16/15       (498,379)      (1,196)
PLN (Polish Zloty) Morgan Stanley      (1,936,393)      (509,703)   10/16/15       (511,567)      (1,864)
SEK (Swedish
   Krona)          Morgan Stanley      15,866,836       1,899,833   10/16/15      1,843,661      (56,172)
----------------------------------------------------------------------------------------------------------
   Total                                                                                      $ (780,609)
==========================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/15 89

6. Additional Disclosures about Derivative Instruments and Hedging Activities:

Values of derivative instruments as of July 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as           Assets Derivatives 2015           Liabilities Derivatives 2015
Hedging Instruments        -----------------------------     --------------------------------
Under Accounting           Statements of Assets              Statement of Assets
Standards Codification     and Liabilities                   and Liabilities
(ASC) 815                  Location             Value        Location                Value
---------------------------------------------------------------------------------------------
Forward foreign            Net unrealized                    Net unrealized
  currency contracts       appreciation on                   depreciation on
                           forward foreign                   forward foreign
                           currency                          currency
                           contracts            $233,568     contracts               $125,605
Swap contracts             Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           swap contracts             --     swap contracts            13,068
Futures contracts          Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           futures                           futures
                           contracts                6,754    contracts                     --
Written options            Written options             --    Written options           35,620
---------------------------------------------------------------------------------------------
Total                                           $ 240,322                            $174,293
=============================================================================================


Pioneer Solutions - Balanced Fund

---------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as           Assets Derivatives 2015           Liabilities Derivatives 2015
Hedging Instruments        -----------------------------     --------------------------------
Under Accounting           Statements of Assets              Statement of Assets
Standards Codification     and Liabilities                   and Liabilities
(ASC) 815                  Location             Value        Location                Value
---------------------------------------------------------------------------------------------
Forward foreign            Net unrealized                    Net unrealized
  currency contracts       appreciation on                   depreciation on
                           forward foreign                   forward foreign
                           currency                          currency
                           contracts            $ 716,784    contracts               $386,611
Swap contracts             Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           swap contracts              --    swap contracts            39,626
Futures contracts          Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           futures                           futures
                           contracts               25,323    contracts                     --
Written options            Written options             --    Written options          141,275
---------------------------------------------------------------------------------------------
Total                                           $ 742,107                            $567,512
=============================================================================================

90 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------
Derivatives Not
Accounted for as           Assets Derivatives 2015           Liabilities Derivatives 2015
Hedging Instruments        Statements of Assets              Statement of Assets
Under Accounting           -----------------------------     --------------------------------
Standards Codification     and Liabilities                   and Liabilities
(ASC) 815                  Location             Value        Location              Value
---------------------------------------------------------------------------------------------
Forward foreign            Net unrealized                    Net unrealized
  currency contracts       appreciation on                   depreciation on
                           forward foreign                   forward foreign
                           currency                          currency
                           contracts            $1,187,148   contracts             $  780,609
Swap contracts             Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           swap contracts               --   swap contracts            65,346
Futures contracts          Net unrealized                    Net unrealized
                           appreciation on                   depreciation on
                           futures                           futures
                           contracts                37,277   contracts                     --
Written options            Written options              --   Written options          457,564
---------------------------------------------------------------------------------------------
Total                                           $1,224,425                         $1,303,519
=============================================================================================

The effect of derivative instruments on the Statements of Operations for the year ended July 31, 2015, were as follows:

Pioneer Solutions - Conservative Fund

----------------------------------------------------------------------------------------------------
                                                                                     Change in
Derivatives                                                        Realized          Unrealized
Not Accounted                                                      Gain or           Appreciation or
for as Hedging                                                     (Loss) on         (Depreciation)
Instruments Under          Location of Gain or (Loss)              Derivatives       on Derivatives
Accounting Standards       on Derivatives Recognized               Recognized        Recognized
Codification (ASC) 815     in Income                               in Income         in Income
----------------------------------------------------------------------------------------------------
Forward foreign            Net realized gain (loss) on
  currency contracts       forward foreign currency contracts
                           and other assets and liabilities
                           denominated in foreign currency         $(78,257)
Forward foreign            Change in net unrealized appreciation
 currency contracts        (depreciation) on forward foreign
                           currency contracts                                        $107,963
Futures contracts          Net realized gain (loss) on
                           futures contracts                       $156,084
Futures contracts          Change in unrealized
                           appreciation (depreciation) on
                           futures contracts                                         $  6,754
Swap contracts             Net realized gain (loss) on
                           swap contracts                          $(20,202)
Swap contracts             Change in net unrealized
                           appreciation (depreciation) on
                           swap contracts                                            $(13,068)
Written options            Net realized gain (loss) on
                           written options                         $ 73,224
Written options            Written options                                           $ 57,583
----------------------------------------------------------------------------------------------------
Total                                                              $130,849          $159,232
====================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/15 91

Pioneer Solutions - Balanced Fund

----------------------------------------------------------------------------------------------------
                                                                                     Change in
Derivatives                                                        Realized          Unrealized
Not Accounted                                                      Gain or           Appreciation or
for as Hedging                                                     (Loss) on         (Depreciation)
Instruments Under          Location of Gain or (Loss)              Derivatives       on Derivatives
Accounting Standards       on Derivatives Recognized               Recognized        Recognized
Codification (ASC) 815     in Income                               in Income         in Income
----------------------------------------------------------------------------------------------------
Forward foreign            Net realized gain (loss) on
  currency contracts       forward foreign currency contracts
                           and other assets and liabilities
                           denominated in foreign currency         $(235,144)
Forward foreign            Change in net unrealized appreciation
 currency contracts        (depreciation) on forward foreign
                           currency contracts                                        $330,173
Futures contracts          Net realized gain (loss) on
                           futures contracts                       $ 815,651
Futures contracts          Change in unrealized
                           appreciation (depreciation) on
                           futures contracts                                         $ 25,323
Swap contracts             Net realized gain (loss) on
                           swap contracts                          $ (52,635)
Swap contracts             Change in net unrealized
                           appreciation (depreciation) on
                           swap contracts                                            $(39,626)
Written options            Net realized gain (loss) on
                           written options                         $ 221,507
Written options            Written options                                           $179,893
----------------------------------------------------------------------------------------------------
Total                                                              $ 749,379         $495,763
====================================================================================================

92 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund

----------------------------------------------------------------------------------------------------
                                                                                     Change in
Derivatives                                                        Realized          Unrealized
Not Accounted                                                      Gain or           Appreciation or
for as Hedging                                                     (Loss) on         (Depreciation)
Instruments Under          Location of Gain or (Loss)              Derivatives       on Derivatives
Accounting Standards       on Derivatives Recognized               Recognized        Recognized
Codification (ASC) 815     in Income                               in Income         in Income
----------------------------------------------------------------------------------------------------
Forward foreign            Net realized gain (loss) on
  currency contracts       forward foreign currency contracts      $ (382,573)
Forward foreign            Change in unrealized appreciation
  currency contracts       (depreciation) on forward foreign
                           currency contracts                                        $406,539
Futures contracts          Net realized gain (loss) on
                           futures contracts                       $1,760,285
Futures contracts          Change in net unrealized
                           appreciation (depreciation) on
                           futures contracts                                         $ 37,277
Swap contracts             Net realized gain (loss) on
                           swap contracts                          $  (85,315)
Swap contracts             Change in net unrealized
                           appreciation (depreciation) on
                           swap contracts                                            $(65,346)
Written options            Net realized gain (loss) on
                           written options                         $  369,105
Written options            Written options                                           $284,291
----------------------------------------------------------------------------------------------------
Total                                                              $1,661,502        $662,761
====================================================================================================

                            Pioneer Solutions Funds | Annual Report | 7/31/15 93

7. Transactions in Underlying Funds

An affiliated issuer may be considered one in which each Fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each Fund assumes the following to be affiliated issuers:

Pioneer Solutions - Conservative Fund

---------------------------------------------------------------------------------------------
                                          Beginning   Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated)             Shares      Shares         Shares         Shares
---------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                        --   1,632,437         (72,215)    1,560,222
Pioneer Bond Fund Class Y                 1,686,460      51,822      (1,738,282)           --
Pioneer Core Equity Fund Class Y             85,125       3,785         (88,910)           --
Pioneer Disciplined Growth Fund Class Y      40,153       1,225         (41,378)           --
Pioneer Disciplined Value Fund Class Y      137,391       7,815        (145,206)           --
Pioneer Dynamic Credit Fund Class Y         285,961      18,481          (9,599)      294,843
Pioneer Emerging Markets Fund Class Y        25,794       3,321         (29,115)           --
Pioneer Equity Income Fund Class K               --     115,482         (32,533)       82,949
Pioneer Equity Income Fund Class Y           19,793     107,044        (126,837)           --
Pioneer Floating Rate Fund Class K               --     107,395          (4,545)      102,850
Pioneer Floating Rate Fund Class Y          102,989       3,539        (106,528)           --
Pioneer Fund Class Y                         51,306       2,390         (53,696)           --
Pioneer Fundamental Growth Fund
    Class K                                      --      97,177         (23,561)       73,616
Pioneer Fundamental Growth Fund
    Class Y                                  80,095     154,311        (234,406)           --
Pioneer Global Equity Fund Class K               --     216,867              --       216,867
Pioneer Global Equity Fund Class Y          204,577      11,661        (216,238)           --
Pioneer Global High Yield Fund Class Y      429,821      38,156        (236,511)      231,466
Pioneer Global Multisector Income Fund
    Class Y                                 128,640       4,871          (1,452)      132,059
Pioneer High Yield Fund Class Y             196,990      25,978         (10,530)      212,438
Pioneer International Value Fund Class Y    213,873      19,262         (71,910)      161,225
Pioneer Long/Short Bond Fund Class Y             --     192,660              --       192,660
Pioneer Mid-Cap Value Fund Class Y           47,879       3,309         (51,188)           --
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                             71,202       1,897         (73,099)           --
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                 --     194,009              --       194,009
Pioneer Real Estate Shares Class Y           24,862      26,748          (4,748)       46,862
Pioneer Select Mid Cap Growth
    Fund Class Y                             16,637         996         (17,633)           --
Pioneer Short Term Income Fund Class K           --     910,569        (675,649)      234,920
Pioneer Short Term Income Fund Class Y    1,116,706     111,260      (1,227,966)           --
Pioneer Strategic Income Fund Class K            --     674,538         (47,339)      627,199
Pioneer Strategic Income Fund Class Y       646,085      21,105        (667,190)           --

94 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Conservative Fund

-----------------------------------------------------------------------------------------------
                                          Realized      Capital Gain   Dividend     Ending
Underlying Funds (Affiliated)             Gain (Loss)   Distributions  Income       Value
-----------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 $    (9,000)  $        --    $   332,567  $15,118,551
Pioneer Bond Fund Class Y                   1,176,442        71,014        192,830           --
Pioneer Core Equity Fund Class Y              766,925            --         18,853           --
Pioneer Disciplined Growth Fund Class Y       300,078        36,622             --           --
Pioneer Disciplined Value Fund Class Y         62,263       515,288             --           --
Pioneer Dynamic Credit Fund Class Y            (4,168)           --        101,927    2,795,112
Pioneer Emerging Markets Fund Class Y         138,885            --             --           --
Pioneer Equity Income Fund Class K              4,214            --         34,563    2,886,625
Pioneer Equity Income Fund Class Y            348,089        70,230         48,259           --
Pioneer Floating Rate Fund Class K                136            --         11,154      702,465
Pioneer Floating Rate Fund Class Y             78,440            --         15,324           --
Pioneer Fund Class Y                          256,836       338,332          6,266           --
Pioneer Fundamental Growth Fund
    Class K                                    10,399            --             --    1,476,001
Pioneer Fundamental Growth Fund
    Class Y                                   832,148        37,580         23,181           --
Pioneer Global Equity Fund Class K                 --            --             --    3,046,981
Pioneer Global Equity Fund Class Y          1,167,297            --         95,971           --
Pioneer Global High Yield Fund Class Y         88,421            --        231,236    2,064,679
Pioneer Global Multisector Income Fund
    Class Y                                      (654)       12,717         44,832    1,407,746
Pioneer High Yield Fund Class Y               (10,816)      100,686        102,132    2,060,650
Pioneer International Value Fund Class Y      141,829            --        285,377    3,532,447
Pioneer Long/Short Bond Fund Class Y               --            --             --    1,932,380
Pioneer Mid-Cap Value Fund Class Y            352,771       154,821         10,286           --
Pioneer Multi Asset Ultrashort Income
    Fund Class Y                                  375            --          2,788           --
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                   --            --             --    1,934,270
Pioneer Real Estate Shares Class Y             27,425        39,352         29,097    1,372,133
Pioneer Select Mid Cap Growth
    Fund Class Y                              309,011        96,748             --           --
Pioneer Short Term Income Fund Class K         (7,151)           --         53,913    2,252,883
Pioneer Short Term Income Fund Class Y         74,066            --        124,066           --
Pioneer Strategic Income Fund Class K            (908)           --        183,306    6,660,853
Pioneer Strategic Income Fund Class Y         207,274        98,555        103,438           --
                                          -----------   -----------    -----------  -----------
                                          $ 6,310,627   $ 1,571,945    $ 2,051,366  $49,243,776
                                          -----------   -----------    -----------  -----------

                            Pioneer Solutions Funds | Annual Report | 7/31/15 95

Pioneer Solutions - Balanced Fund

---------------------------------------------------------------------------------------------
                                          Beginning    Acquisitions  Dispositions   Ending
Underlying Funds (Affiliated)             Shares       Shares        Shares         Shares
---------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                        --    2,500,316       (156,863)    2,343,453
Pioneer Bond Fund Class Y                 2,717,659       33,202     (2,750,861)           --
Pioneer Core Equity Fund Class Y            274,648      369,290       (148,708)      495,230
Pioneer Disciplined Growth Fund Class Y     135,761           --       (135,761)           --
Pioneer Disciplined Value Fund Class Y      647,431        6,315       (653,746)           --
Pioneer Dynamic Credit Fund Class Y         868,250       27,508       (102,312)      793,446
Pioneer Emerging Markets Fund Class Y       411,785       21,763       (433,548)           --
Pioneer Equity Income Fund Class Y          125,210        8,374       (133,584)           --
Pioneer Fund Class Y                        165,627       23,982        (71,442)      118,167
Pioneer Fundamental Growth Fund
    Class K                                      --      587,332             --       587,332
Pioneer Fundamental Growth Fund
    Class Y                                 277,576      391,022       (668,598)           --
Pioneer Global Equity Fund Class K               --    1,261,580        (28,804)    1,232,776
Pioneer Global Equity Fund Class Y        1,404,875        5,257     (1,410,132)           --
Pioneer Global High Yield Fund Class Y      892,387       15,169       (265,134)      642,422
Pioneer Global Multisector Income Fund
    Class Y                                 396,944        6,689         (4,490)      399,143
Pioneer High Yield Fund Class Y             407,607       39,698        (11,732)      435,573
Pioneer International Value Fund Class Y  1,257,978       33,787        (67,626)    1,224,139
Pioneer Long/Short Bond Fund Class Y             --      601,957             --       601,957
Pioneer Mid Cap Value Fund Class K               --      291,617       (200,249)       91,368
Pioneer Mid Cap Value Fund Class Y          461,877        3,172       (465,049)           --
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                            217,409        4,003       (221,412)           --
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                 --      606,171             --       606,171
Pioneer Real Estate Shares Class Y          200,085        3,905        (54,220)      149,770
Pioneer Select Mid Cap Growth
    Fund Class K                                 --      106,687             --       106,687
Pioneer Select Mid Cap Growth
    Fund Class Y                            112,473          437       (112,910)           --
Pioneer Short Term Income Fund Class K           --    2,063,791     (2,063,791)           --
Pioneer Short Term Income Fund Class Y    2,282,340       34,544     (2,316,884)           --
Pioneer Strategic Income Fund Class K            --      828,787        (16,591)      812,196
Pioneer Strategic Income Fund Class Y       788,862       18,136       (806,998)           --

96 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Balanced Fund

--------------------------------------------------------------------------------------------------
                                          Realized      Capital Gain    Dividend     Ending
Underlying Funds (Affiliated)             Gain (Loss)   Distributions   Income       Value
--------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 $   (21,961)  $        --     $   508,816  $  22,708,060
Pioneer Bond Fund Class Y                   2,393,079       108,766         305,118             --
Pioneer Core Equity Fund Class Y            1,070,851            --         137,715      8,864,616
Pioneer Disciplined Growth Fund Class Y     1,134,405       113,263              --             --
Pioneer Disciplined Value Fund Class Y      1,202,015     2,345,618              --             --
Pioneer Dynamic Credit Fund Class Y           (42,861)           --         300,129      7,521,871
Pioneer Emerging Markets Fund Class Y      (1,342,623)      520,587         187,217             --
Pioneer Equity Income Fund Class Y          1,784,470       417,028          29,867             --
Pioneer Fund Class Y                          189,293     1,035,305          67,782      4,486,798
Pioneer Fundamental Growth Fund
    Class K                                        --            --              --     11,776,007
Pioneer Fundamental Growth Fund
    Class Y                                 2,903,193       124,691          63,866             --
Pioneer Global Equity Fund Class K             15,842            --              --     17,320,503
Pioneer Global Equity Fund Class Y          9,188,072            --         568,468             --
Pioneer Global High Yield Fund Class Y       (314,876)           --         465,157      5,730,404
Pioneer Global Multisector Income Fund
    Class Y                                    (2,532)       38,437         135,838      4,254,864
Pioneer High Yield Fund Class Y                (9,836)      210,398         209,027      4,225,055
Pioneer International Value Fund Class Y      (35,021)           --       1,670,082     26,820,893
Pioneer Long/Short Bond Fund Class Y               --            --              --      6,037,629
Pioneer Mid Cap Value Fund Class K             33,785            --              --      2,392,014
Pioneer Mid Cap Value Fund Class Y          3,580,873     1,251,975          83,182             --
Pioneer Multi-Asset Ultrashort Income
    Fund Class Y                                2,055            --           8,462             --
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                   --            --              --      6,043,525
Pioneer Real Estate Shares Class Y            206,562       301,007         114,508      4,385,251
Pioneer Select Mid Cap Growth
    Fund Class K                                   --            --              --      4,235,474
Pioneer Select Mid Cap Growth
    Fund Class Y                            2,634,920       587,488              --             --
Pioneer Short Term Income Fund Class K        (26,457)           --         108,883             --
Pioneer Short Term Income Fund Class Y        432,820            --         239,178             --
Pioneer Strategic Income Fund Class K          (2,655)           --         230,819      8,625,521
Pioneer Strategic Income Fund Class Y         180,967       119,071         125,470             --
                                          -----------   -----------     -----------  -------------
                                          $25,154,380   $ 7,173,634     $ 5,559,584  $ 145,428,485
                                          -----------   -----------     -----------  -------------

                            Pioneer Solutions Funds | Annual Report | 7/31/15 97

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------
                                          Beginning   Acquisitions   Dispositions   Ending
Underlying Funds (Affiliated)             Shares      Shares         Shares         Shares
---------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                        --   2,980,498         (45,577)    2,934,921
Pioneer Bond Fund Class Y                 2,514,354     701,271      (3,215,625)           --
Pioneer Core Equity Fund Class Y            524,733     841,790        (118,541)    1,247,982
Pioneer Disciplined Growth Fund Class Y     232,223     145,699        (377,922)           --
Pioneer Disciplined Value Fund Class Y      712,776     371,672      (1,084,448)           --
Pioneer Dynamic Credit Fund Class Y         161,684      19,891        (181,575)           --
Pioneer Emerging Markets Fund Class Y       631,523     535,567      (1,167,090)           --
Pioneer Equity Income Fund Class Y          213,458     110,148        (323,606)           --
Pioneer Fund Class Y                        186,671     291,240         (39,159)      438,752
Pioneer Fundamental Growth Fund
    Class K                                      --   1,566,791        (174,536)    1,392,255
Pioneer Fundamental Growth Fund
    Class Y                                 462,549   1,120,740      (1,583,289)           --
Pioneer Global Equity Fund Class K               --   2,792,396         (42,497)    2,749,899
Pioneer Global Equity Fund Class Y        1,906,318   1,138,949      (3,045,267)           --
Pioneer Global High Yield Fund Class Y      458,523       7,768        (466,291)           --
Pioneer Global Multisector Income Fund
    Class Y                                 397,586       8,309              --       405,895
Pioneer High Yield Fund Class Y             206,145       4,163        (210,308)           --
Pioneer International Value Fund Class Y  1,541,503   1,115,110        (276,877)    2,379,736
Pioneer Long/Short Bond Fund Class Y             --   1,027,637              --     1,027,637
Pioneer Mid Cap Value Fund Class K               --     832,875        (263,503)      569,372
Pioneer Mid Cap Value Fund Class Y          599,996     390,701        (990,697)           --
Pioneer Opportunistic Long/Short
    Credit Fund Class Y                          --   1,034,831              --     1,034,831
Pioneer Real Estate Shares Class Y          288,635     184,880         (95,256)      378,259
Pioneer Select Mid Cap Growth
    Fund Class K                                 --     248,880         (14,798)      234,082
Pioneer Select Mid Cap Growth
    Fund Class Y                            211,426      96,556        (307,982)           --
Pioneer Short Term Income Fund Class K           --   1,132,809      (1,132,809)           --
Pioneer Short Term Income Fund Class Y    1,567,403     388,744      (1,956,147)           --
Pioneer Strategic Income Fund Class K            --   1,187,684         (43,348)    1,144,336
Pioneer Strategic Income Fund Class Y       760,500     455,813      (1,216,313)           --

98 Pioneer Solutions Funds | Annual Report | 7/31/15

Pioneer Solutions - Growth Fund

---------------------------------------------------------------------------------------------------
                                          Realized       Capital Gain   Dividend        Ending
Underlying Funds (Affiliated)             Gain (Loss)    Distributions  Income          Value
---------------------------------------------------------------------------------------------------
Pioneer Bond Fund Class K                 $     (6,381)  $         --   $   609,953   $  28,439,385
Pioneer Bond Fund Class Y                    3,025,355        129,639       296,449              --
Pioneer Core Equity Fund Class Y               545,167             --       248,471      22,338,873
Pioneer Disciplined Growth Fund
    Class Y                                  2,518,968        295,727            --              --
Pioneer Disciplined Value Fund Class Y       2,521,345      3,879,207            --              --
Pioneer Dynamic Credit Fund Class Y            (30,108)            --        15,632              --
Pioneer Emerging Markets Fund Class Y       (1,910,492)     1,174,288       422,305              --
Pioneer Equity Income Fund Class Y           4,606,160        990,924        50,597              --
Pioneer Fund Class Y                           (31,031)     1,744,518       159,174      16,659,399
Pioneer Fundamental Growth Fund
    Class K                                    127,353             --            --      27,914,713
Pioneer Fundamental Growth Fund
    Class Y                                  7,133,073        301,384       139,522              --
Pioneer Global Equity Fund Class K              36,254             --            --      38,636,081
Pioneer Global Equity Fund Class Y          19,982,678             --     1,253,605              --
Pioneer Global High Yield Fund Class Y         680,768             --       138,326              --
Pioneer Global Multisector Income Fund
    Class Y                                         --         39,088       137,618       4,326,840
Pioneer High Yield Fund Class Y                103,315             --        30,030              --
Pioneer International Value Fund Class Y       454,802             --     3,479,159      52,140,025
Pioneer Long/Short Bond Fund Class Y                --             --            --      10,307,199
Pioneer Mid Cap Value Fund Class K              28,878             --            --      14,906,159
Pioneer Mid Cap Value Fund Class Y           8,219,664      2,613,548       173,645              --
Pioneer Opportunistic Long/Short Credit
    Fund Class Y                                    --             --            --      10,317,265
Pioneer Real Estate Shares Class Y             446,230        700,742       279,180      11,075,419
Pioneer Select Mid Cap Growth
    Fund Class K                                26,678             --            --       9,293,055
Pioneer Select Mid Cap Growth
    Fund Class Y                             6,910,108      1,439,487            --              --
Pioneer Short Term Income Fund Class K         (17,357)            --        66,721              --
Pioneer Short Term Income Fund Class Y         194,791             --       182,769              --
Pioneer Strategic Income Fund Class K           (6,936)            --       330,111      12,152,848
Pioneer Strategic Income Fund Class Y           37,526        181,265       132,055              --
                                          ------------   ------------   -----------   -------------
                                          $ 55,596,808   $ 13,489,817   $ 8,145,322   $ 258,507,261
                                          ------------   ------------   -----------   -------------

8. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Funds were converted to Class A shares.

                            Pioneer Solutions Funds | Annual Report | 7/31/15 99

9. Reorganization Information

On November 14, 2014 ("Closing Date"), Pioneer Ibbotson Aggressive Allocation Fund ("Aggressive Fund") was reorganized into Growth Fund. The purpose of this transaction was to combine two funds (managed by PIM) with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of the Aggressive Fund for shares of the Growth Fund. Shareowners holding Class A, Class C and Class Y shares of the Aggressive Fund received Class A, Class C and Class Y shares of the Growth Fund, respectively, in the reorganization. The investment portfolio of the Aggressive Fund, with an aggregate value of $128,596,529 and an identified cost of $88,931,762 at November 14, 2014, was the principal asset acquired by the Growth Fund.

For financial reporting purposes, assets received and shares issued by the Growth Fund were recorded at net asset value, however, the cost basis of the investments received from the Aggressive Fund was carried forward to align ongoing reporting of the Growth Fund's realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

100 Pioneer Solutions Funds | Annual Report | 7/31/15

The following charts show the details of the reorganization as of the Closing
Date:

---------------------------------------------------------------------------------------------
                          Aggressive Fund        Growth Fund            Growth Fund
                          (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------
Net Assets
    Class A               $105,417,866           $171,483,703           $276,901,569
    Class C                 22,944,724             64,868,995             87,813,719
    Class Y                    372,456              1,027,929              1,400,385
---------------------------------------------------------------------------------------------
Total Net Assets          $128,735,046           $237,380,627           $366,115,673
---------------------------------------------------------------------------------------------
Shares Outstanding
   Class A                   7,524,857             12,612,148             20,363,470
   Class C                   1,722,284              5,042,583              6,826,781
   Class Y                      26,428                 74,140                101,013
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                 Exchange               Shares Issued
                                                 Ratio                  in Reorganization
---------------------------------------------------------------------------------------------
   Class A                                       1.0301                         7,751,322
   Class C                                       1.0359                         1,784,198
   Class Y                                       1.0168                            26,873
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                 Unrealized             Accumulated
                                                 Appreciation on        Gain (Loss) on
                                                 Closing Date           Closing Date
---------------------------------------------------------------------------------------------
   Aggressive                                    $39,664,767            $(24,232,621)
   Growth                                        $62,059,622            $(30,765,442)
---------------------------------------------------------------------------------------------

Assuming the Reorganization had been completed on August 1, 2014, the beginning of the Fund's current fiscal period, the pro forma results of operations for the year ended July 31, 2015, are as follows:

--------------------------------------------------------------------------------
Net Investment Income (Loss)                                         $ 5,906,490
Net Realized and Unrealized Gains                                     11,597,253
--------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                       $17,503,743
--------------------------------------------------------------------------------

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Growth Fund that have been included in the Statements of Operations since the Reorganization was consummated.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 101

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Asset Allocation Trust (formerly, Pioneer Ibbotson Asset Allocation Series) and Shareowners of Pioneer Solutions - Conservative Fund, Pioneer Solutions - Growth Fund, and Pioneer Solutions - Balanced Fund (formerly, Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Growth Allocation Fund, and Pioneer Ibbotson Moderate Allocation Fund):
--------------------------------------------------------------------------------
We have audited the accompanying statements of assets and liabilities of Pioneer Solutions - Conservative Fund, Pioneer Solutions - Growth Fund, and Pioneer Solutions - Balanced Fund (formerly, Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Growth Allocation Fund, and Pioneer Ibbotson Moderate Allocation Fund) (the "Funds") (each a portfolio constituting Pioneer Asset Allocation Trust (formerly, Pioneer Ibbotson Asset Allocation Series)), including the schedules of investments, as of July 31, 2015, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended July 31, 2013, 2012, and 2011 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 24, 2013.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
September 24, 2015

102 Pioneer Solutions Funds | Annual Report | 7/31/15

Additional Information (unaudited)

PIM, the Fund's investment adviser, is currently an indirect, wholly-owned subsidiary of UniCredit. On April 23, 2015, UniCredit announced that it signed a preliminary and exclusive agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as described in the UniCredit announcement, will entail the establishment of a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The completion of the Transaction is subject to the signing of a definitive agreement, as well as certain regulatory and corporate approvals, and other conditions.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's investment advisory agreement with the Adviser to terminate. In connection with the Transaction, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement for the Fund. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 103

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 51 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

104 Pioneer Solutions Funds | Annual Report | 7/31/15

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                     Other Directorships
Position Held with the Fund Length of Service   Principal Occupation                               Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (64)        Trustee since       Private investor (2004 - 2008 and 2013 -           Director, Broadridge Financial
Chairman of the Board and   2006.Serves until   present); Chairman (2008 - 2013) and Chief         Solutions, Inc. (investor
Trustee                     a successor         Executive Officer (2008 - 2012), Quadriserv, Inc.  communications and securities
                            trustee is elected  (technology products for securities lending        processing provider for
                            or earlier          industry); and Senior Executive Vice President,    financial services industry)
                            retirement or       The Bank of New York (financial and securities     (2009 - present); Director,
                            removal.            services) (1986 - 2004)                            Quadriserv, Inc. (2005 -
                                                                                                   2013); and Commissioner, New
                                                                                                   Jersey State Civil Service
                                                                                                   Commission (2011 - present)
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (71)          Trustee since       Managing Partner, Federal City Capital Advisors    Director of New York Mortgage
Trustee                     2005. Serves until  (corporate advisory services company) (1997 -      Trust(publicly-traded mortgage
                            a successor         2004 and 2008 - present); Interim Chief Executive  REIT) (2004 -2009, 2012 -
                            trustee is elected  Officer, Oxford Analytica, Inc. (privately-held    present); Director of The
                            or earlier          research and consulting company) (2010); Executive Swiss Helvetia Fund, Inc.
                            retirement or       Vice President and Chief Financial Officer,        (closed-end fund) (2010 -
                            removal.            I-trax, Inc. (publicly traded health care          present); Director of Oxford
                                                services company) (2004 - 2007); and Executive     Analytica, Inc. (2008 -
                                                Vice President and Chief Financial Officer,        present); and Director of
                                                Pedestal Inc. (internet-based mortgage trading     Enterprise Community
                                                company) (2000 - 2002); Private consultant (1995   Investment, Inc.
                                                - 1997), Managing Director,                        (privately-held affordable
                                                Lehman Brothers (investment banking firm) (1992 -  housing finance company) (1985
                                                1995); and Executive, The World Bank (1979 -       - 2010)
                                                1992)
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (70)   Trustee since       William Joseph Maier Professor of Political        Trustee, Mellon Institutional
Trustee                     2008. Serves until  Economy, Harvard University (1972 - present)       Funds Investment Trust and
                            a successor                                                            Mellon Institutional Funds
                            trustee is elected                                                     Master Portfolio (oversaw 17
                            or earlier                                                             portfolios in fund complex)
                            retirement or                                                          (1989-2008)
                            removal.
------------------------------------------------------------------------------------------------------------------------------------

                           Pioneer Solutions Funds | Annual Report | 7/31/15 105

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                     Other Directorships Held by
Position Held with the Fund Length of Service   Principal Occupation                               Trustee
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (68)   Trustee since       Founding Director, Vice President and Corporate    None
Trustee                     2004. Serves until  Secretary, The Winthrop Group, Inc. (consulting
                            a successor         firm) (1982 - present); Desautels Faculty of
                            trustee is elected  Management, McGill University (1999 - present);
                            or earlier          and Manager of Research Operations and
                            retirement or       Organizational Learning, Xerox PARC, Xerox's
                            removal.            advance research center (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (67)    Trustee since       President and Chief Executive Officer, Newbury,    Director of New America High
Trustee                     2004. Serves until  Piret & Company, Inc. (investment banking firm)    Income Fund, Inc. (closed-end
                            a successor         (1981 - present)                                   investment company) (2004 -
                            trustee is elected                                                     present); and Member, Board of
                            or earlier                                                             Governors, Investment Company
                            retirement or                                                          Institute (2000 - 2006)
                            removal.
------------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (68)      Trustee since       Consultant (investment company services) (2012 -   None
Trustee                     2014. Serves until  present); Executive Vice President, BNY Mellon
                            a successor         (financial and investment company services) (1969
                            trustee is elected  -2012); Director, BNY International Financing
                            or earlier          Corp. (financial services) (2002 -2012); and
                            retirement or       Director, Mellon Overseas Investment Corp.
                            removal.            (financial services) (2009 - 2012)
------------------------------------------------------------------------------------------------------------------------------------

106 Pioneer Solutions Funds | Annual Report | 7/31/15

Interested Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                               Other Directorships
Position Held with the Fund  Length of Service      Principal Occupation                                      Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (57)*      Trustee since 2014.    Director and Executive Vice President (since 2008) and    None
Trustee                      Serves until a         Chief Investment Officer, U.S. (since 2010) of PIM-USA;
                             successor trustee is   Executive Vice President of Pioneer (since 2008);
                             elected or earlier     Executive Vice President of Pioneer Institutional Asset
                             retirement or          Management, Inc. (since 2009); and Portfolio Manager of
                             removal.               Pioneer (since 1999)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Taubes is an Interested Trustee because he is an officer of the Fund's investment adviser and certain of its affiliates.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 107

Advisory Trustee

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                             Other Directorships
Position Held with the Fund Length of Service      Principal Occupation                                    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Lorraine Monchak (59)**     Advisory Trustee       Chief Investment Officer, 1199 SEIU Funds (healthcare   None
Advisory Trustee            since 2014.            workers union pension funds) (2001 - present); Vice
                                                   President - International Investments Group, American
                                                   International Group, Inc. (insurance company) (1993 -
                                                   2001); Vice President Corporate Finance and Treasury
                                                   Group, Citibank, N.A. (1980 - 1986 and 1990 - 1993);
                                                   Vice President - Asset/Liability Management Group,
                                                   Federal Farm Funding Corporation (government-sponsored
                                                   issuer of debt securities) (1988 - 1990); Mortgage
                                                   Strategies Group, Shearson Lehman Hutton, Inc.
                                                   (investment bank) (1987 - 1988); and Mortgage
                                                   Strategies Group, Drexel Burnham Lambert, Ltd.
                                                   (investment bank) (1986 - 1987)
------------------------------------------------------------------------------------------------------------------------------------

**   Ms. Monchak is a non-voting advisory trustee.

108 Pioneer Solutions Funds | Annual Report | 7/31/15

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and               Term of Office and                                                                Other Directorships
Position Held with the Fund Length of Service      Principal Occupation                                       Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (53)          Since 2014. Serves at  Chair, Director, CEO and President of Pioneer              None
President and Chief         the discretion of the  Investment Management-USA (since September 2014);
Executive Officer           Board.                 Chair, Director, CEO and President of Pioneer
                                                   Investment Management, Inc. (since September 2014);
                                                   Chair, Director, CEO and President of Pioneer Funds
                                                   Distributor, Inc. (since September 2014); Chair,
                                                   Director, CEO and President of Pioneer Institutional
                                                   Asset Management, Inc. (since September 2014); and
                                                   Chair, Director, and CEO of Pioneer Investment
                                                   Management Shareholder Services, Inc. (since September
                                                   2014); Managing Director, Morgan Stanley Investment
                                                   Management (2010 - 2013); and Director of Institutional
                                                   Business, CEO of International, Eaton Vance Management
                                                   (2005 - 2010)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (50)  Since 2004. Serves at  Vice President and Associate General Counsel of Pioneer    None
Secretary and Chief Legal   the discretion of the  since January 2008; Secretary and Chief Legal Officer of
Officer                     Board.                 all of the Pioneer Funds since June 2010; Assistant
                                                   Secretary of all of the Pioneer Funds from September
                                                   2003 to May 2010; and Vice President and Senior Counsel
                                                   of Pioneer from July 2002 to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (54)      Since 2010. Serves at  Fund Governance Director of Pioneer since December 2006    None
Assistant Secretary         the discretion of the  and Assistant Secretary of all the Pioneer Funds since
                            Board.                 June 2010; Manager - Fund Governance of Pioneer from
                                                   December 2003 to November 2006; and Senior Paralegal of
                                                   Pioneer from January 2000 to November 2003
------------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (52)           Since 2010. Serves at  Senior Counsel of Pioneer since May 2013 and Assistant     None
Assistant Secretary         the discretion of the  Secretary of all the Pioneer Funds since June 2010; and
                            Board.                 Counsel of Pioneer from June 2007 to May 2013
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (55)        Since 2008. Serves at  Vice President - Fund Treasury of Pioneer; Treasurer of    None
Treasurer and Chief         the discretion of the  all of the Pioneer Funds since March 2008; Deputy
Financial and Accounting    Board.                 Treasurer of Pioneer from March 2004 to February 2008;
Officer                                            and Assistant Treasurer of all of the Pioneer Funds
                                                   from March 2004 to February 2008
------------------------------------------------------------------------------------------------------------------------------------

                           Pioneer Solutions Funds | Annual Report | 7/31/15 109

------------------------------------------------------------------------------------------------------------------------------------
Name, Age and                Term of Office and                                                             Other Directorships
Position Held with the Fund  Length of Service      Principal Occupation                                    Held by Officer
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (50)        Since 2004. Serves at  Director - Fund Treasury of Pioneer; and Assistant      None
Assistant Treasurer          the discretion of the  Treasurer of all of the Pioneer Funds
                             Board.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (57)           Since 2004. Serves at  Fund Accounting Manager - Fund Treasury of Pioneer; and None
Assistant Treasurer          the discretion of the  Assistant Treasurer of all of the Pioneer Funds
                             Board.
------------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (35)        Since 2009. Serves at  Fund Administration Manager - Fund Treasury of Pioneer  None
Assistant Treasurer          the discretion of the  since November 2008; Assistant Treasurer of all of the
                             Board.                 Pioneer Funds since January 2009; and Client Service
                                                    Manager - Institutional Investor Services at State
                                                    Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (62) Chief   Since 2010. Serves at  Chief Compliance Officer of Pioneer and of all the      None
Compliance Officer           the discretion of the  Pioneer Funds since March 2010; Chief Compliance
                             Board.                 Officer of Pioneer Institutional Asset Management,
                                                    Inc. since January 2012; Chief Compliance Officer
                                                    of Vanderbilt Capital Advisors, LLC since July 2012:
                                                    Director of Adviser and Portfolio Compliance at Pioneer
                                                    since October 2005; and Senior Compliance Officer for
                                                    Columbia Management Advisers, Inc. from October 2003 to
                                                    October 2005
------------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (44)         Since 2006. Serves at  Director - Transfer Agency Compliance of Pioneer and    None
Anti-Money Laundering        the discretion of the  Anti-Money Laundering Officer of all the Pioneer Funds
Officer                      Board.                 since 2006
------------------------------------------------------------------------------------------------------------------------------------

110 Pioneer Solutions Funds | Annual Report | 7/31/15

                           This page for your notes.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 111

                           This page for your notes.

112 Pioneer Solutions Funds | Annual Report | 7/31/15

                           This page for your notes.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 113

                           This page for your notes.

114 Pioneer Solutions Funds | Annual Report | 7/31/15

                           This page for your notes.

                           Pioneer Solutions Funds | Annual Report | 7/31/15 115

                           This page for your notes.

116 Pioneer Solutions Funds | Annual Report | 7/31/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19417-09-0915

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $62,247 payable to Deloitte & Touche LLP for the year ended
July 31, 2015 and $75,912 for the year ended July 31, 2014.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


There were no fees for audit-related or other services provided to the Trust during the fiscal years ended
July 31, 2015 and 2014.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $16,800
payable to Deloitte & Touche LLP for the year ended
July 31, 2015 and $22,400 for the year ended July 31, 2014.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no fees for audit-related or other services provided to the Trust during the fiscal years ended
July 31, 2015 and 2014.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended July 31 2015 and 2014, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $16,800 payable to Deloitte & Touche LLP for the year ended
July 31, 2015 and $22,400  for the year ended July 31, 2014.


(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Asset Allocation Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date September 29, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date September 29, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date September 29, 2015

* Print the name and title of each signing officer under his or her signature.